Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 06, 2013	Jun. 30, 2012
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	UBCP
Entity Registrant Name	UNITED BANCORP INC /OH/
Entity Central Index Key	0000731653
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Common Stock Shares Outstanding		53,721,808
Entity Public Float			$ 39,141,493

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 4,889	$ 4,764
Interest-bearing demand deposits	70,219	10,917
Cash and cash equivalents	75,108	15,681
Available-for-sale securities	34,853	81,998
Held-to-maturity securities	2,768	4,450
Loans, net of allowance for loan losses of $2,708 and $2,921 at December 31, 2012 and 2011, respectively	293,774	281,526
Premises and equipment	10,385	9,804
Federal Home Loan Bank stock	4,810	4,810
Foreclosed assets held for sale, net	1,810	2,046
Intangible assets	305	424
Accrued interest receivable	1,076	1,410
Deferred federal income taxes	887	909
Bank-owned life insurance	11,034	10,672
Other assets	1,544	1,836
Total assets	438,354	415,566
Deposits
Demand	183,355	142,021
Savings	67,236	57,907
Time	99,825	128,612
Total deposits	350,416	328,540
Short-term borrowings	10,681	9,968
Federal Home Loan Bank advances	32,439	32,951
Subordinated debentures	4,000	4,000
Interest payable and other liabilities	4,192	3,925
Total liabilities	401,728	379,384
Stockholders' Equity
Preferred stock, no par value, authorized 2,000,000 shares; no shares issued	0	0
Common stock, $1 par value; authorized 10,000,000 shares; issued 2012 - 5,375,304 shares, 2011 5,360,304 shares	5,375	5,360
Additional paid-in capital	17,425	17,391
Retained earnings	18,544	18,399
Stock held by deferred compensation plan; 2012 195,965 shares, 2011 197,111 shares	(1,778)	(1,856)
Unearned ESOP compensation	(1,823)	(2,081)
Accumulated other comprehensive loss	(1,087)	(920)
Treasury stock, at cost 2012 - 2,496 shares, 2011 - 9,150 shares	(30)	(111)
Total stockholders' equity	36,626	36,182
Total liabilities and stockholders' equity	$ 438,354	$ 415,566

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans, allowance for loan losses	$ 2,708	$ 2,921
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	5,375,304	5,360,304
Stock held by deferred compensation plan, shares	195,965	197,111
Treasury stock, shares	2,496	9,150

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Loans	$ 16,776	$ 17,541
Securities
Taxable	708	1,374
Tax-exempt	640	1,055
Federal funds sold	106	24
Dividends on Federal Home Loan Bank and other stock	232	217
Total interest and dividend income	18,462	20,211
Interest Expense
Deposits	2,299	2,977
Borrowings	1,562	1,730
Total interest expense	3,861	4,707
Net Interest Income	14,601	15,504
Provision for Loan Losses	1,128	1,968
Net Interest Income After Provision for Loan Losses	13,473	13,536
Noninterest Income
Customer service fees	2,060	2,102
Net gains on loan sales	32	94
Gain on sales of securities - net	0	370
Earnings on bank-owned life insurance	445	449
Loss on sale of real estate and other repossessed assets	(6)	(15)
BOLI benefit in excess of surrender value	0	100
Other	406	412
Total noninterest income	2,937	3,512
Noninterest Expense
Salaries and employee benefits	6,849	6,463
Net occupancy and equipment expense	1,860	1,776
Provision for losses on foreclosed real estate	83	87
Professional fees	826	906
Insurance	251	265
Deposit insurance premiums	288	322
Franchise and other taxes	513	493
Marketing expense	394	212
Printing and office supplies	233	225
Amortization of intangible assets	119	119
Other	2,050	2,235
Total noninterest expense	13,466	13,103
Income Before Federal Income Taxes	2,944	3,945
Provision for Federal Income Taxes	546	854
Net Income	$ 2,398	$ 3,091
Basic Earnings Per Share	$ 0.49	$ 0.63
Diluted Earnings Per Share	$ 0.48	$ 0.62

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 2,398	$ 3,091
Other comprehensive income (loss), net of tax
Unrealized holding (losses) gains on available-for-sale securities during the period, net of taxes of $(75) and $332 for each respective period	(145)	645
Reclassification adjustment for realized gains on available-for-sale securities included in income, net of tax of $(123)	0	(240)
Change in unfunded status of defined benefit plan liability, net of taxes of $(68) and $(346) for each respective period	(134)	(672)
Amortization of prior service included in net periodic pension expense, net of tax of $5 for each respective period	10	10
Amortization of net loss included in net periodic pension cost, net of tax of $52 and $22 for each respective period	102	44
Comprehensive income	$ 2,231	$ 2,878

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrealized holding (losses) gains on available-for-sale securities during the period, net of taxes	$ (75)	$ 332
Reclassification adjustment for realized gains on available-for-sale securities included in income, net of tax		123
Change in unfunded status of defined benefit plan liability, net of taxes	(68)	(346)
Amortization of prior service included in net periodic pension expense, net of tax	5	5
Amortization of net loss included in net periodic pension cost, net of tax	$ 52	$ 22

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock and Deferred Compensation	Shares Acquired By ESOP	Retained Earnings	Accumulated Other Comprehensive Income Loss
Balance at Dec. 31, 2010	$ 35,581	$ 5,370	$ 20,133	$ (2,212)	$ (2,311)	$ 15,308	$ (707)
Net income	3,091	0	0	0	0	3,091	0
Other comprehensive loss	(213)	0	0	0	0	0	(213)
Cash dividends - per share	(2,988)	0	(2,988)	0	0	0	0
Shares purchased for deferred compensation plan	72	0	167	(95)	0	0	0
Shares distributed from deferred compensation plan	0	0	(1)	1	0	0	0
Expense related to share-based compensation plans	200	0	200	0	0	0	0
Purchase of shares by Dividend Reinvestment Plan	236	0	(103)	339	0	0	0
Forfeit of restricted stock	0	(10)	10	0	0	0	0
Amortization of ESOP	203	0	(27)	0	230	0	0
Balance at Dec. 31, 2011	36,182	5,360	17,391	(1,967)	(2,081)	18,399	(920)
Net income	2,398	0	0	0	0	2,398	0
Other comprehensive loss	(167)	0	0	0		0	(167)
Cash dividends - per share	(2,253)	0	0	0	0	(2,253)	0
Shares purchased for deferred compensation plan	121	0	145	(24)	0	0	0
Shares distributed from deferred compensation plan	0	0	(246)	246	0	0	0
Expense related to share-based compensation plans	213	0	213	0	0	0	0
Purchase of treasury stock	(63)	0	0	(63)	0	0	0
Issuance of restricted stock	0	15	(15)	0	0	0	0
Amortization of ESOP	195	0	(63)	0	258	0	0
Balance at Dec. 31, 2012	$ 36,626	$ 5,375	$ 17,425	$ (1,808)	$ (1,823)	$ 18,544	$ (1,087)

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash dividends, per share	$ 0.42	$ 0.56

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 2,398	$ 3,091
Items not requiring (providing) cash
Depreciation and amortization	946	963
Amortization of intangible assets	119	119
Provision for loan losses	1,128	1,968
Provision for losses on foreclosed real estate	83	87
Amortization of premiums and discounts on securities-net	(59)	(68)
Amortization of mortgage servicing rights	56	47
Deferred income taxes	(111)	(44)
Gain on sales of securities	0	(370)
Originations of loans held for sale	(1,696)	(5,904)
Proceeds from sale of loans held for sale	1,728	5,998
Net gains on sales of loans	(32)	(94)
Amortization of ESOP	195	203
Expense related to share-based compensation plans	213	200
Loss on sale of real estate and other repossessed assets	6	15
Changes in
Bank-owned life insurance	(362)	(271)
Accrued interest receivable	334	31
Other assets	599	391
Interest payable and other liabilities	54	(125)
Net cash provided by operating activities	5,599	6,237
Investing Activities
Purchases of available-for-sale securities	(51,958)	(88,899)
Proceeds from maturities of available-for-sale securities	98,921	94,993
Proceeds from sales of available-for-sale securities	0	9,111
Proceeds from maturities of held-to-maturity securities	1,705	1,581
Proceeds from sales of held-to-maturity securities	0	302
Net changes in certificates of deposit in other financial institutions	0	2,564
Net change in loans	(13,818)	(8,168)
Purchases of premises and equipment	(1,527)	(1,489)
Proceeds from sales of foreclosed assets	622	474
Net cash provided by investing activities	33,945	10,469
Financing Activities
Net increase in deposits	21,876	3,094
Net change in Federal Home Loan Bank advances and short term borrowings	202	(12,374)
Cash dividends paid	(2,253)	(2,988)
Purchase of treasury stock	(63)	0
Proceeds from purchase of shares by the dividend reinvestment plan	0	236
Shares purchased for deferred compensation plan	121	72
Net cash provided by (used in) financing activities	19,883	(11,960)
Increase in Cash and Cash Equivalents	59,427	4,746
Cash and Cash Equivalents, Beginning of Year	15,681	10,935
Cash and Cash Equivalents, End of Year	75,108	15,681
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	3,902	4,810
Federal income taxes paid	480	985
Supplemental Disclosure of Non-Cash Investing Activities
Transfers from loans to foreclosed assets held for sale	475	710
Unrealized ( losses) gains on securities designated as available for sale, net of related tax effects	$ (145)	$ 645

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1:	Nature of Operations and Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of United Bancorp, Inc. (“United” or “the Company”) and its wholly-owned subsidiary, The Citizens Savings Bank of Martins Ferry, Ohio (“the Bank” or “Citizens”). The Bank operates in two divisions, The Community Bank, a division of The Citizens Savings Bank and the Citizens Bank, a division of The Citizens Savings Bank. All intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

The Company’s revenues, operating income and assets are almost exclusively derived from banking. Accordingly, all of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Customers are mainly located in Athens, Belmont, Carroll, Fairfield, Harrison, Hocking, Jefferson and Tuscarawas Counties and the surrounding localities in northeastern, east-central and southeastern Ohio and include a wide range of individuals, businesses and other organizations. The Citizens Bank division conducts its business through its main office in Martins Ferry, Ohio and branches in Bridgeport, Colerain, Dellroy, Dillonvale, Dover, Jewett, New Philadelphia, St. Clairsville East, Saint Clairsville West, Sherrodsville, Strasburg and Tiltonsville, Ohio. The Community Bank division conducts its business through its main office in Lancaster, Ohio and branches in Amesville, Glouster, Lancaster and Nelsonville, Ohio.

The Company’s primary deposit products are checking, savings and term certificate accounts and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Company can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash equivalents consisted primarily of due from accounts with the Federal Reserve and other correspondent Banks.

Currently, the FDIC’s insurance limits are $250,000. At December 31, 2012 and 2011, none of the Company’s interest-bearing cash accounts exceeded the federally insured limit of $250,000.

All noninterest-bearing accounts were fully insured through December 31, 2012 at all FDIC institutions. Beginning January 1, 2013, non-interest bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost, when the Company does not intend to sell a debt security, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. At December 31, 2012 and 2011, the Company did not have any loans held for sale.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

For all loan classes, the accrual of interest is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. For all loan classes, the entire balance of the loan is considered past due if the minimum payment contractually required to be paid is not received by the contractual due date. For all loan classes, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except residential and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off residential and consumer loans when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of 1-4 family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 120 days past due, charge-off of unsecured open-end loans when the loan is 120 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

For all classes, all interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

When cash payments are received on impaired loans in each loan class, the Company records the payment as interest income unless collection of the remaining recorded principal amount is doubtful, at which time payments are used to reduce the principal balance of the loan. Troubled debt restructured loans recognize interest income on an accrual basis at the renegotiated rate if the loan is in compliance with the modified terms, no principal reduction has been granted and the loan has demonstrated the ability to perform in accordance with the renegotiated terms for a period of at least six months.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by Bank management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans and is based on historical charge-off experience by segment. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment. Other adjustments (qualitative/environmental considerations) for each segment may be added to the allowance for each loan segment after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due based on the loan’s current payment status and the borrower’s financial condition including available sources of cash flows. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for non-homogenous type loans such as commercial, non-owner residential and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent. For impaired loans where the Company utilizes the discounted cash flows to determine the level of impairment, the Company includes the entire change in the present value of cash flows as bad debt expense.

The fair values of collateral dependent impaired loans are based on independent appraisals of the collateral. In general, the Company acquires an updated appraisal upon identification of impairment and annually thereafter for commercial, commercial real estate and multi-family loans. If the most recent appraisal is over a year old, and a new appraisal is not performed, due to lack of comparable values or other reasons, the existing appraisal is utilized and discounted generally 10% -35% based on the age of the appraisal, condition of the subject property, and overall economic conditions. After determining the collateral value as described, the fair value is calculated based on the determined collateral value less selling expenses. The potential for outdated appraisal values is considered in our determination of the allowance for loan losses through our analysis of various trends and conditions including the local economy, trends in charge-offs and delinquencies, etc. and the related qualitative adjustments assigned by the Company.

Segments of loans with similar risk characteristics are collectively evaluated for impairment based on the segment’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

In the course of working with borrowers, the Company may choose to restructure the contractual terms of certain loans. In this scenario, the Company attempts to work-out an alternative payment schedule with the borrower in order to optimize collectability of the loan. Any loans that are modified are reviewed by the Company to identify if a troubled debt restructuring (“TDR”) has occurred, which is when, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider. Terms may be modified to fit the ability of the borrower to repay in line with its current financial status and the restructuring of the loan may include the transfer of assets from the borrower to satisfy the debt, a modification of loan terms, or a combination of the two. If such efforts by the Company do not result in a satisfactory arrangement, the loan is referred to legal counsel, at which time foreclosure proceedings are initiated. At any time prior to a sale of the property at foreclosure, the Company may terminate foreclosure proceedings if the borrower is able to work-out a satisfactory payment plan.

It is the Company’s policy to have any restructured loans which are on nonaccrual status prior to being restructured remain on nonaccrual status until six months of satisfactory borrower performance at which time management would consider its return to accrual status. If a loan was accruing at the time of restructuring, the Company reviews the loan to determine if it is appropriate to continue the accrual of interest on the restructured loan.

With regard to determination of the amount of the allowance for credit losses, trouble debt restructured loans are considered to be impaired. As a result, the determination of the amount of impaired loans for each portfolio segment within troubled debt restructurings is the same as detailed previously.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation. Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets. An accelerated method is used for tax purposes.

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value, less costs to sell, at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Bank-Owned Life Insurance

The Company and the Bank have purchased life insurance policies on certain key executives. Company and bank-owned life insurance is recorded at its cash surrender value, or the amount that can be realized.

Intangible Asset

In conjunction with an acquisition, the Company recorded a core deposit intangible asset of approximately $812,000. This asset was recorded at fair value and is being amortized over a seven year period using the straight line method. The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2012 and 2011 was:

	Gross Carrying Amount	2012 Accumulated Amortization	2011 Accumulated Amortization
	(In thousands)

Core deposits	$812	$507	$388

Amortization expense was $119,000 for both the years ended December 31, 2012 and 2011. Estimated amortization expense for each of the following three years through 2014 is $119,000 per year and is $67,000 in 2015.

Treasury Stock

Common shares repurchased are recorded at cost. Cost of shares retired or reissued is determined using the weighted average cost.

Stock Options and Restricted Stock Awards

The Company has a share-based employee compensation plan, which is described more fully in Note 14.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if based on the weight of evidence available it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. At December 31, 2012, the Company had no uncertain tax positions.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary. With a few exceptions, the Company is no longer subject to the examination by tax authorities for years before 2010.

Deferred Compensation Plan

Directors have the option to defer all or a portion of fees for their services into a deferred stock compensation plan that invests in common shares of the Company. Officers of the Company have the option to defer up to 50% of their annual incentive award into this plan. The plan does not permit diversification and must be settled by the delivery of a fixed number of shares of the Company stock. The stock held in the plan is included in equity as deferred shares and is accounted for in a manner similar to treasury stock. Subsequent changes in the fair value of the Company’s stock are not recognized. The deferred compensation obligation is also classified as an equity instrument and changes in the fair value of the amount owed to the participant are not recognized.

Stockholders’ Equity and Dividend Restrictions

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. Generally, the Bank’s payment of dividends is limited to net income for the current year plus the two preceding calendar years, less capital distributions paid over the comparable time period. Dividend payments to the stockholders may be legally paid from additional paid-in capital or retained earnings.

Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during each period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Treasury stock shares, deferred compensation shares and unearned ESOP shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the funded status of the defined benefit pension plan.

Advertising

Advertising costs are expensed as incurred.

Restriction on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restriction On Cash and Due From Banks [Abstract]
Restricted Cash and Cash Equivalents
Note 2:	Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank. The reserve required at December 31, 2012 and 2011, was $9.7 million and $6.9 million, respectively.

Securities	12 Months Ended
Dec. 31, 2012
Trading Securities [Abstract]
Securities
Note 3:	Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2012:
U.S. government agencies	$23,980	$93	$(3)	$24,070
State and political subdivisions	10,345	414	––	10,759
Equity securities	4	20	––	24

	$34,329	$527	$(3)	$34,853

Available-for-sale Securities:
December 31, 2011:
U.S. government agencies	$64,077	$98	$(7)	$64,168
State and political subdivisions	17,173	652	(8)	17,817
Equity securities	4	9	––	13

	$81,254	$759	$(15)	$81,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2012:
State and political subdivisions	$2,768	$72	$––	$2,840

December 31, 2011:
State and political subdivisions	$4,450	$147	$––	$4,597

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)

Within one year	$256	$263	$1,322	$1,365
One to five years	3,156	3,311	1,066	1,094
Five to ten years	9,933	10,182	380	381
After ten years	20,980	21,073	––	––

	34,325	34,829	2,768	2,840

Equity securities	4	24	––	––

Totals	$34,329	$34,853	$2,768	$2,840

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $25.5 million and $58.2 million at December 31, 2012 and 2011, respectively.

Information with respect to sales of securities and resulting gross realized gains and losses was as follows for the year ended December 31:

	2012	2011
	(In thousands)

Proceeds from sales	$––	$9,413
Gross gains	––	370
Gross losses	––	––
Tax expense	––	126

During 2011 the Company sold one security with an amortized cost of $295,000 resulting in a realized gain of approximately $7,000 and is included in the table above under gross gains. This security was classified on the books as held to maturity and was sold due to a credit quality down grade of the municipality issuer.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2012 and 2011, was $3.0 million and $6.3 million, which represented approximately 8.0% and 7.0%, respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$2,997	$(3)	$––	$––	$2,997	$(3)

State and political subdivisions	––	––	––	––	––	––

Total temporarily impaired securities	$2,997	$(3)	$––	$––	$2,997	$(3)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$5,992	$(7)	$––	$––	$5,992	$(7)

State and political subdivisions	332	(8)	––	––	332	(8)

Total temporarily impaired securities	$6,324	$(15)	$––	$––	$6,324	$(15)

The contractual terms of those investments in an unrealized loss position do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2012.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Loans and Allowance for Loan Losses
Note 4:	Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2012	2011
	(In thousands)

Commercial loans	$47,130	$35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243

Total gross loans	296,482	284,447

Less allowance for loan losses	(2,708)	(2,921)

Total loans	$293,774	$281,526

The risk characteristics of each loan portfolio segment are as follows:

Commercial

Commercial loans are primarily based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets, such as accounts receivable or inventory, and may include a personal guarantee. Short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial Real Estate

Commercial real estate loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be more adversely affected by conditions in the real estate markets or in the general economy. The characteristics of properties securing the Company’s commercial real estate portfolio are diverse, but with geographic location almost entirely in the Company’s market area. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In general, the Company avoids financing single purpose projects unless other underwriting factors are present to help mitigate risk. In addition, management tracks the level of owner-occupied commercial real estate versus nonowner-occupied loans.

Residential and Consumer

Residential and consumer loans consist of two segments - residential mortgage loans and personal loans. For residential mortgage loans that are secured by 1-4 family residences and are generally owner-occupied, the Company generally establishes a maximum loan-to-value ratio and requires private mortgage insurance if that ratio is exceeded. Home equity loans are typically secured by a subordinate interest in 1-4 family residences, and consumer personal loans are secured by consumer personal assets, such as automobiles or recreational vehicles. Some consumer personal loans are unsecured, such as small installment loans and certain lines of credit. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas, such as unemployment levels. Repayment can also be impacted by changes in property values on residential properties. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$183	$2,321	$235	$95	$87	$2,921
Provision charged to expense	392	183	86	107	360	1,128
Losses charged off	(67)	(1,166)	(310)	(90)	––	(1,633)
Recoveries	90	9	189	4	––	292

Balance, end of year	$598	$1,347	$200	$116	$447	$2,708
Ending balance: individually evaluated for impairment	$458	$916	$––	$––	$––	$1,374
Ending balance: collectively evaluated for impairment	$140	$431	$200	$116	$447	$1,334

Loans:
Ending balance: individually evaluated for impairment	$1,015	$5,943	$––	$––	$––	$6,958
Ending balance: collectively evaluated for impairment	$46,115	$138,201	$31,585	$73,623	$––	$289,524

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the ALLL, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

 The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2012:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$43,364	$133,402	$73,623	$31,585	$281,974
Special Mention	2,698	3,005	––	––	5,703
Substandard	1,068	7,737	––	––	8,805
Doubtful	––	––	––	––	––

	$47,130	$144,144	$73,623	$31,585	$296,482

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

The Company evaluates the loan risk grading system definitions and allowance for loan losses methodology on an ongoing basis. During 2012, a single out of area loan relationship accounted for $1,032,000 of the net loan amount charged off. Excluding this individual loan loss, the net loan amounts charged off during 2012 were $309,000. This relationship is not deemed to be representative of the risk profile of our loan portfolio and therefore the impact of the charge-off was excluded from our allowance for loan loss methodology for 2012. No other significant methodology changes were made during the past year. The impact of this change in methodology did not have a material impact on the level of loan loss reserve at December 31, 2012.

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2012:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$144	$––	$84	$541	$769	$46,361	$47,130
Commercial real estate	87	––	––	1,114	1,201	142,943	144,144
Installment	189	11	––	41	241	73,382	73,623
Residential	1,088	91	––	1,564	2,743	28,842	31,585

Total	$1,508	$102	$84	$3,260	$4,954	$291,528	$296,482

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following table presents impaired loans for the year ended December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$361	$361	$––	$465	$16
Commercial real estate	1,546	1,546	––	2,717	50
Consumer	––	––	––	10	––
Residential	––	––	––	––	––
	1,907	1,907	––	3,192	66
Loans with a specific valuation allowance:
Commercial	654	654	458	740	13
Commercial real estate	4,397	4,397	916	4,267	230
Consumer	––	––	––	28	––
Residential	––	––	––	3	––
	5,051	5,051	1,374	5,038	243

Total:
Commercial	$1,015	$1,015	$458	$1,205	$29
Commercial Real Estate	$5,943	$5,943	$916	$6,984	$280
Consumer	$––	$––	$––	$38	$––
Residential	$––	$––	$––	$3	$––

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115

Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

At December 31, 2012 and 2011, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	3	$152	$68
Commercial real estate	3	464	339
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2012
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$––	$68	$68
Commercial real estate	––	339	––	339
Residential	––	––	––	––
Consumer	––	––	––	––

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2011
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$58	$––	$58
Commercial real estate	––	315	––	315
Residential	––	––	––	––
Consumer	––	––	––	––

During 2012 and 2011, the troubled debt restructurings described above increased the allowance for loan losses by $209,000 and $426,000.

At December 31, 2012 and 2011 and for the years ended, there were no material defaults of any troubled debt restructurings that were modified in the last 12 months. The Company generally considers TDR’s that become 90 days or more past due under the modified terms as subsequently defaulted.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5:	Premises and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011
	(In thousands)

Land, buildings and improvements	$13,873	$12,710
Leasehold improvements	264	264
Furniture and equipment	10,075	9,724
Computer software	1,977	1,953

	26,189	24,651
Less accumulated depreciation	(15,804)	(14,847)

Net premises and equipment	$10,385	$9,804

Interest-bearing Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Interest-bearing Deposits
Note 6:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more were $27.5 million at December 31, 2012 and $39.5 million at December 31, 2011.

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2013	$50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015

$99,825

Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings
Note 7:	Borrowings

At December 31, advances from the Federal Home Loan Bank were as follows:

	2012	2011
	(In thousands)
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 4.95%	$32,439	$––
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	––	32,951

	$32,439	$32,951

At December 31, 2012 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2013	$5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304

$32,439

At December 31, 2012 and 2011, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $30.1 million and $25.1 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2012 and 2011, the Bank had approximately $110.7 and $98.0 million, respectively of one- to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2012 and 2011, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $15.0 million.

Short-term borrowings include approximately $10.7 million and $10.0 million at December 31, 2012 and 2011, respectively, of securities sold under agreements to repurchase.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2011
	(Dollars in thousands)

Balance outstanding at year end	$10,681	$9,968
Average daily balance during the year	$11,525	$13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$13,706	$15,704
Weighted-average interest rate at year end	0.15%	0.18%

Securities with an approximate carrying value of $9.2 million and $15.2 million at December 31, 2012 and 2011, respectively, were pledged as collateral for repurchase borrowings.

Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Brokers and Dealers [Abstract]
Subordinated Debentures
Note 8:	Subordinated Debentures

In 2005, a Delaware statutory business trust owned by the Company, United Bancorp Statutory Trust I (“Trust I” or the “Trust”), issued $4.0 million of mandatorily redeemable debt securities. The sale proceeds were utilized to purchase $4.0 million of the Company’s subordinated debentures which mature in 2035. The Company’s subordinated debentures are the sole asset of Trust I. The Company’s investment in Trust I is not consolidated herein as the Company is not deemed the primary beneficiary of the Trust. However, the $4.0 million of mandatorily redeemable debt securities issued by the Trust are includible for regulatory purposes as a component of the Company’s Tier I Capital. Interest on the Company’s subordinated debentures is fixed at 6.25% through 2015 and then beginning in January 2016 the interest rate is a variable rate per annum, reset quarterly, equal to three month LIBOR plus 1.35% and is payable quarterly. Currently the three month LIBOR rate is approximately 0.30%.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 9:	Income Taxes

The provision for income taxes includes these components:

	2012	2011
	(In thousands)

Taxes currently payable	$435	$898
Deferred income taxes	111	(44)

Income tax expense	$546	$854

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011
	(In thousands)

Computed at the statutory rate (34%)	$1,001	$1,341
(Decrease) increase resulting from
Tax exempt interest	(231)	(356)
Earnings on bank-owned life insurance - net	(156)	(187)
Other	(68)	56

Actual tax expense	$546	$854

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2012	2011
	(In thousands)

Deferred tax assets
Allowance for loan losses	$371	$497
Stock based compensation	333	292
Allowance for losses on foreclosed real estate	101	182
Deferred compensation	655	668
Employee benefit expense	553	459
Intangible assets	54	66
Non-accrual loan interest	58	––
Alternative minimum taxes	79	186

Total deferred tax assets	2,204	2,350

Deferred tax liabilities
Depreciation	(277)	(280)
Deferred loan costs, net	(234)	(249)
Accretion	(8)	(20)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(38)	(57)
Unrealized gains on securities available for sale	(177)	(252)

Total deferred tax liabilities	(1,317)	(1,441)

Net deferred tax asset	$887	$909

Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Accumulated Other Comprehensive Loss
Note 10:	Accumulated Other Comprehensive Loss

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2012	2011
	(In thousands)

Net unrealized gain on securities available-for-sale	$524	$744
Net unrealized loss for unfunded status of defined benefit plan liability	(2,169)	(2,137)

	(1,645)	(1,393)
Tax effect	558	473

Net-of-tax amount	$(1,087)	$(920)

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters
Note 11:	Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory–and possibly additional discretionary–actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company and the Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,113	14.9%	$23,748	8.0%	$	N/A	N/A
Citizens	40,584	13.7	23,680	8.0		29,601	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,396	14.0%	$11,874	4.0%	$	N/A	N/A
Citizens	37,867	12.8	11,840	4.0		17,760	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,396	9.6%	$17,342	4.0%	$	N/A	N/A
Citizens	37,867	8.5	17,889	4.0		22,361	5.0%

As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,206	14.6%	$24,172	8.0%	$	N/A	N/A
Citizens	40,387	13.4	24,120	8.0		30,150	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,280	13.7%	$12,086	4.0%	$	N/A	N/A
Citizens	37,461	12.4	12,060	4.0		18,090	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,280	9.7%	$16,972	4.0%	$	N/A	N/A
Citizens	37,461	9.0	16,623	4.0		20,779	5.0%

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Note 12:	Related Party Transactions

At December 31, 2012 and 2011, the Bank had loans outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features. Such loans are summarized below.

	2012	2011
	(In thousands)

Aggregate balance – January 1	$7,633	$8,846
New loans	496	352
Repayments	(2,935)	(1,565)

Aggregate balance – December 31	$5,194	$7,633

Deposits from related parties held by the Bank at December 31, 2012 and 2011, totaled $32.7 million and $1.3 million, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Benefit Plans
Note 13:	Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $200,000 to the plan in 2013.

The Company uses a December 31 measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2012	2011
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,163)	$(3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398

End of year	(4,831)	(4,163)

Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)

End of year	3,205	2,813

Funded status at end of year	$(1,626)	$(1,350)

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2012	2011
	(In thousands)

Unamortized net loss	$2,154	$2,107
Unamortized prior service cost	15	30

	$2,169	$2,137

The estimated net loss and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is approximately $170,000.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2012	2011
	(In thousands)

Projected benefit obligation	$4,831	$4,163
Accumulated benefit obligation	$3,298	$2,806
Fair value of plan assets	$3,205	$2,813

	December 31,
	2012	2011
	(In thousands)

Components of net periodic benefit cost
Service cost	$357	$304
Interest cost	179	173
Expected return on plan assets	(227)	(239)
Amortization of prior service cost	15	15
Amortization of net loss	154	66

Net periodic benefit cost	$478	$319

Significant assumptions include:

	Pension Benefits
	2012	2011

Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2011 to 2012.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2012:

Pension Benefits
(In thousands)

2013	$161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093

Total	$3,326

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 8%. The target asset allocation percentages for both 2012 and 2011 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

At December 31, 2012 and 2011, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2012	2011

Equity securities	76.4%	76.7%
Debt securities	23.0	22.4
Cash and cash equivalents	0.6	0.9

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2012 and 2011, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2012
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$16	$16	$––	$––
Mutual funds – equities
International	240	240	––	––
Real estate	33	33	––	––
Large Cap	1,279	1,279	––	––
Small and Mid Cap	873	873	––	––
Commodities	29	29
Mutual funds – fixed income
Core bond	639	639	––	––
High yield corporate	97	97	––	––

Total	$3,206	$3,206	$––	$––

December 31, 2011
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$25	$25	$––	$––
Mutual funds – equities
International	187	187	––	––
Real estate	31	31	––	––
Large Cap	1,138	1,138	––	––
Small and Mid Cap	776	776	––	––
Commodities	26	26
Mutual funds – fixed income
Core bond	544	544	––	––
High yield corporate	86	86	––	––

Total	$2,813	$2,813	$––	$––

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2012 and 2011.

ESOP and 401(k) expense for the years ended December 31, 2012 and 2011 was approximately $195,000 and $203,000, respectively.

Share information for the ESOP is as follows at December 31, 2012 and 2011:

	2012	2011

Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718

Total ESOP shares	322,629	337,378

Fair value of unearned shares at December 31	$1,184,000	$1,800,000

At December 31, 2012, the fair value of the 836,000 allocated shares held by the ESOP was approximately $1,055,000.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation at December 31, 2012 and 2011 was $1.3 million and $1.2 million, respectively.

Stock Option and Restricted Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Option and Restricted Stock Plans [Abstract]
Stock Option and Restricted Stock Plans
Note 14:	Stock Option and Restricted Stock Plans

The Company’s Employee Share Option Plan (the “1996 Plan”), which was stockholder approved, permitted the grant of share options to its employees. During 2008, the Company’s stockholders authorized the adoption of the United Bancorp, Inc. 2008 Stock Incentive Plan (the “2008 Plan”). No more than 500,000 shares of the Company’s common stock may be issued under the 2008 Plan. The shares that may be issued may be authorized but unissued shares or treasury shares. The 2008 Plan permits the grant of incentive awards in the form of options, stock appreciation rights, restricted share and share unit awards, and performance share awards. The 2008 Plan contains annual limits on certain types of awards to individual participants. In any calendar year, no participant may be granted awards covering more than 25,000 shares.

The Company believes that such awards better align the interests of its employees with those of its stockholders. Stock options are generally granted with an exercise price, and restricted stock awards are valued, equal to the market price of the Company’s stock at the date of grant; stock option awards generally vest within 9.25 years of continuous service and have a 9.5 year contractual term. Restricted stock awards generally vest over a 9.5 year contractual term, or over the period to retirement, whichever is shorter. Restricted stock awards have no post-vesting restrictions. Stock options and restricted stock awards provide for accelerated vesting if there is a change in control (as defined in the Plans).

The fair value of each option award was estimated on the date of grant using the Black-Scholes option valuation model. There were no stock options granted in 2012 and 2011.

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, beginning of year	53,714	$10.34
Granted	––	––
Exercised	––	––
Forfeited or expired	––	––

Outstanding, end of year	53,714	$10.34	2.2	$––

Exercisable, end of year	––	$––	––	$––

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	170,000	$8.35
Granted	15,000	9.43
Vested	(10,000)	8.40
Forfeited	––	––
Nonvested, end of year	175,000	$8.44

Total compensation cost recognized in the income statement for share-based payment arrangements during the years ended December 31, 2012 and 2011 was $213,000 and $200,000, respectively. The recognized tax benefits related thereto were $72,000 and $68,000, for the years ended December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, there was $926,000 and $955,000, respectively, of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 6.2 years.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$2,398
Dividends on non-vested restricted stock	(74)
Net income allocated to stockholders	2,324
Basic earnings per share
Income available to common stockholders	––	4,780,866	$0.49

Effect of dilutive securities
Restricted stock awards	––	65,381

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,324	$4,846,247	$0.48

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2012, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

	Year Ended December 31, 2011
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,091

Dividends on non-vested restricted stock	(95)

Net income allocated to stockholders	2,996

Basic earnings per share Income available to common stockholders	––	4,754,739	$0.63

Effect of dilutive securities Restricted stock awards	––	41,067

Diluted earnings per share Income available to common stockholders and assumed conversions	$2,996	$4,795,806	$0.62

Options to purchase 53,714 shares of common stock at an average exercise price of $10.34 per share were outstanding at December 31, 2011, but were not included in the computation of diluted earnings per share because the options’ exercise price was greater than the average market price of the common shares.

Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 16:	Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company also utilizes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities

Following is a description of the valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows.  Such securities are classified in Level 2 of the valuation hierarchy.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$24,070	$––	$24,070	$––
State and political subdivisions	10,759	––	10,759	––
Equity securities	24	24	––	––

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$64,168	$––	$64,168	$––
State and political subdivisions	17,817	––	17,817	––
Equity securities	13	13	––	––

Following is a description of the valuation methodologies used for instruments measured at fair value on a non-recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such instruments pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent)

Collateral dependent impaired loans consisted primarily of loans secured by nonresidential real estate. Management has determined fair value measurements on impaired loans primarily through evaluations of appraisals performed. Due to the nature of the valuation inputs, impaired loans are classified within Level 3 of the hierarchy.

The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. Appraisals of the collateral underlying collateral-dependent loans are obtained when the loan is determined to be collateral-dependent and subsequently as deemed necessary by the Company’s Chief Lender. Appraisals are reviewed for accuracy and consistency by the Company’s Chief Lender. Appraisers are selected from the list of approved appraisers maintained by management. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral. These discounts and estimates are developed by the Company’s Chief Lender by comparison to historical results.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value (based on current appraised value) at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Management has determined fair value measurements on other real estate owned primarily through evaluations of appraisals performed, and current and past offers for the other real estate under evaluation. Due to the nature of the valuation inputs, foreclosed assets held for sale are classified within Level 3 of the hierarchy.

Appraisals of other real estate owned (OREO) are obtained when the real estate is acquired and subsequently as deemed necessary by the Company’s Chief Lender. Appraisals are reviewed for accuracy and consistency by the Company’s Chief Lender and are selected from the list of approved appraisers maintained by management.

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$3,573	$––	$––	$3,573
Foreclosed assets held for sale	736	––	––	736

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$1,746	$––	$––	$1,746
Foreclosed assets held for sale	415	––	––	415

Unobservable (Level 3) Inputs

The following table presents quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at 12/31/12	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
	(In thousands)

Foreclosed assets held for sale	$736	Market comparable properties	Comparability adjustments	Not available
Collateral-dependent impaired loans	3,573	Market comparable properties	Marketability discount	10% – 35%

There were no significant changes in the valuation techniques used during 2012.

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2012

Financial assets	$75,108	$75,108	$––	$––
Cash and cash equivalents
Held-to-maturity securities	2,768	––	2,840	––
Loan, net of allowance	293,774	––	––	295,134
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,076	––	1,076	––

Financial liabilities
Deposits	350,416	––	346,761	––
Short term borrowings	10,681	––	10,681	––
Federal Home Loan Bank Advances	32,439	––	35,649	––
Subordinated debentures	4,000	––	3,712	––
Interest payable	193	––	193	––

The classification of the assets and liabilities pursuant to the valuation hierarchy as of December 31, 2011 in the following table have not been audited. The fair value has been derived from the December 31, 2011 audited consolidated financial statements.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2011:

Financial assets

Cash and cash equivalents	$15,681	$15,681	$—	$––
Held-to-maturity securities	4,450	––	4,597	––
Loans, net of allowance	281,526	—	––	283,055
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,410	––	1,410	––

Financial liabilities

Deposits	328,540	––	313,817	––
Short term borrowings	9,968	––	9,995	––
Federal Home Loan Bank Advances	32,951	––	35,617	––
Subordinated debentures	4,000	––	3,632	––
Interest payable	234	––	234	––

The following methods and assumptions were used to estimate the fair value of each class of financial instruments.

Cash and Cash Equivalents, Accrued Interest Receivable and Federal Home Loan Bank Stock

The carrying amounts approximate fair value.

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows. Such securities are classified in Level 2 of the valuation hierarchy. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 2 of the hierarchy. The Company has no securities classified as Level 3 of the hierarchy.

Held-to-maturity Securities

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows. Such securities are classified in Level 2 of the valuation hierarchy. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 2 of the hierarchy. The Company has no securities classified as Level 3 of the hierarchy.

Loans

The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. Loans with similar characteristics were aggregated for purposes of the calculations.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits. The carrying amount approximates fair value. The fair value of fixed-maturity time deposits is estimated using a discounted cash flow calculation that applies the rates currently offered for deposits of similar remaining maturities.

Interest Payable

The carrying amount approximates fair value.

Short-term Borrowings, Federal Home Loan Bank Advances and Subordinated Debentures

Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of existing debt.

Commitments to Originate Loans, Letters of Credit and Lines of Credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date. Fair values of commitments were not material at December 31, 2012 and 2011.

Significant Estimates and Concentrations	12 Months Ended
Dec. 31, 2012
Significant Estimates and Concentrations [Abstract]
Significant Estimates and Concentrations
Note 17:	Significant Estimates and Concentrations

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations. Estimates related to the allowance for loan losses are reflected in the footnote regarding loans. Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote on commitments and credit risk.

Commitments and Credit Risk	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Credit Risk
Note 18:	Commitments and Credit Risk

At December 31, 2012 and 2011, total commercial and commercial real estate loans made up 64.5% and 64.5%, respectively, of the loan portfolio. Installment loans account for 10.7% and 13.8%, respectively, of the loan portfolio. Real estate loans comprise 24.8% and 21.7% of the loan portfolio as of December 31, 2012 and 2011, respectively, and primarily include first mortgage loans on residential properties and home equity lines of credit.

Included in cash and due from banks as of December 31, 2012 and 2011, is $69.8 million and $10.4 million, respectively, of deposits with the Federal Reserve Bank of Cleveland.

Commitments to Originate Loans

Commitments to originate loans are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate.

At December 31, 2012 and 2011, the Company had outstanding commitments to originate variable rate loans aggregating approximately $7.8 million and $11.0 million, respectively. The commitments extended over varying periods of time with the majority being disbursed within a one-year period.

Mortgage loans in the process of origination represent amounts that the Company plans to fund within a normal period of 60 to 90 days, some of which are intended for sale to investors in the secondary market. The Company did not have any mortgage loans in the process of origination which are intended for sale at December 31, 2012 or 2011.

Standby Letters of Credit

Standby letters of credit are irrevocable conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations. The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers. Fees for letters of credit are initially recorded by the Company as deferred revenue and are included in earnings at the termination of the respective agreements. Should the Company be obligated to perform under the standby letters of credit, the Company may seek recourse from the customer for reimbursement of amounts paid.

The Company had total outstanding standby letters of credit amounting to $150,000 and $962,000, at December 31, 2012 and 2011, respectively, with terms not exceeding nine months. At both December 31, 2012 and 2011, the Company had no deferred revenue under standby letter of credit agreements.

Lines of Credit and Other

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Lines of credit generally have fixed expiration dates. Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements. Each customer’s creditworthiness is evaluated on a case-by-case basis. The amount of collateral obtained, if deemed necessary, is based on management’s credit evaluation of the counterparty. Collateral held varies but may include accounts receivable, inventory, property, plant and equipment, commercial real estate and residential real estate. Management uses the same credit policies in granting lines of credit as it does for on-balance-sheet instruments.

At December 31, 2012, the Company had granted unused lines of credit to borrowers aggregating approximately $13.0 million and $32.4 million for commercial lines and open-end consumer lines, respectively. At December 31, 2011, the Company had granted unused lines of credit to borrowers aggregating approximately $11.1 million and $30.0 million for commercial lines and open-end consumer lines, respectively.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
Note 19:	Recent Accounting Pronouncements

FASB ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements, issued in April 2011, improves the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The updated guidance is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. The Company adopted FASB ASU 2011-03 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements, issued in May 2011, provides guidance in common fair value measurement and disclosure requirements. The amendment changes the wording used to describe many of the requirements for measuring fair value and for disclosing information about fair value measurements. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted FASB ASU 2011-04 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income, issued in June 2011, is designed to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in comprehensive income. The amendments are effective during interim and annual periods beginning after December 15, 2011. The Company adopted FASB ASU 2011-05 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-08, Intangibles (Topic 350), Testing Goodwill for Impairment, issued in September 2011, is designed to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test in Topic 350. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company adopted FASB ASU 2011-08 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2011-12, Comprehensive Income (Topic 220), Deferral of the effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-12, issued in December 2011 is a deferral of only those changes in update 2011-05 that relates to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in Update 2011-05 are not affected by this update, including the requirements to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted FASB ASU 2011-12 as required, without a material effect on the Company’s financial condition or results of operations.

FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU amends the guidance in the FASB Accounting Standards Codification (FASB ASC) Topic 220, entitled Comprehensive Income. The goal behind development of the ASU 2013-02 amendments is to improve the transparency of reporting reclassification out of accumulated other comprehensive. For public companies, the ASU 2013-02 amendments are effective in reporting periods beginning after December 15, 2012. Earlier implementation of the guidance is allowed. Management does not expect adoption of this standard to have a material impact on the Company’s consolidated financial statements.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information (Parent Company Only)
Note 20:	Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2012	2011
	(In thousands)
Assets
Cash and cash equivalents	$1,438	$1,820
Investment in the Bank	38,529	38,393
Corporate owned life insurance	291	272
Other assets	1,996	1,583

Total assets	$42,254	$42,068

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	1,628	1,886
Stockholders’ equity	36,626	36,182

Total liabilities and stockholders’ equity	$42,254	$42,068

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Income
Dividends from subsidiary	$3,511	$4,448
Interest and dividend income from securities and federal funds	19	––

Total operating income	3,530	4,448

General, Administrative and Other Expenses	2,027	1,959

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,503	2,489

Income Tax Benefits	614	572

Income Before Equity in Undistributed Income of Subsidiary	2,117	3,061

Equity in Undistributed Income of Subsidiary	281	30

Net Income	$2,398	$3,091

Comprehensive Income	$2,231	$2,878

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Activities
Net income	$2,398	$3,091
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(281)	(30)
Amortization of ESOP and share-based compensation plans	408	403
Net change in other assets and other liabilities	(724)	(788)

Net cash provided by operating activities	1,813	2,688

Financing Activities
Dividends paid to stockholders	(2,253)	(2,988)
Proceeds from purchases of common stock by the dividend reinvestment plan	––	236
Purchase of treasury stock	(63)	––
Shares purchased for deferred compensation plan	121	72

Net cash used in financing activities	(2,195)	(2,680)

Net Change in Cash and Cash Equivalents	(382)	8

Cash and Cash Equivalents at Beginning of Year	1,820	1,812

Cash and Cash Equivalents at End of Year	$1,438	$1,820

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Note 21:	Quarterly Financial Data (Unaudited)

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2012 and 2011.

	Three Months Ended
2012:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,691	$4,630	$4,548	$4,593
Total interest expense	1,032	994	952	883

Net interest income	3,659	3,636	3,596	3,710

Provision for loan losses	333	168	268	359
Other income	740	677	723	797
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,234	3,180	3,482	3,570

Income before income taxes	832	965	569	578
Federal income taxes	71	234	118	123

Net income	$761	$731	$451	$455

Earnings per share
Basic	$0.15	$0.15	$0.09	$0.10

Diluted	$0.15	$0.15	$0.09	$0.09

	Three Months Ended
2011:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,038	$5,212	$5,071	$4,890
Total interest expense	1,256	1,220	1,141	1,090

Net interest income	3,782	3,992	3,930	3,800

Provision for loan losses	648	494	401	425
Other income	694	895	832	721
Gain on sale of securities - net	370	––	––	––
General, administrative and other expense	3,294	3,473	3,300	3,036

Income before income taxes	904	920	1,061	1,060
Federal income taxes	166	168	260	260

Net income	$738	$752	$801	$800

Earnings per share
Basic	$0.15	$0.15	$0.16	$0.17

Diluted	$0.15	$0.15	$0.16	$0.16

Nature of Operations and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of United Bancorp, Inc. (“United” or “the Company”) and its wholly-owned subsidiary, The Citizens Savings Bank of Martins Ferry, Ohio (“the Bank” or “Citizens”). The Bank operates in two divisions, The Community Bank, a division of The Citizens Savings Bank and the Citizens Bank, a division of The Citizens Savings Bank. All intercompany transactions and balances have been eliminated in consolidation.

Nature of Operations

Nature of Operations

The Company’s revenues, operating income and assets are almost exclusively derived from banking. Accordingly, all of the Company’s banking operations are considered by management to be aggregated in one reportable operating segment. Customers are mainly located in Athens, Belmont, Carroll, Fairfield, Harrison, Hocking, Jefferson and Tuscarawas Counties and the surrounding localities in northeastern, east-central and southeastern Ohio and include a wide range of individuals, businesses and other organizations. The Citizens Bank division conducts its business through its main office in Martins Ferry, Ohio and branches in Bridgeport, Colerain, Dellroy, Dillonvale, Dover, Jewett, New Philadelphia, St. Clairsville East, Saint Clairsville West, Sherrodsville, Strasburg and Tiltonsville, Ohio. The Community Bank division conducts its business through its main office in Lancaster, Ohio and branches in Amesville, Glouster, Lancaster and Nelsonville, Ohio.

The Company’s primary deposit products are checking, savings and term certificate accounts and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from operations of businesses. Real estate loans are secured by both residential and commercial real estate. Net interest income is affected by the relative amount of interest-earning assets and interest-bearing liabilities and the interest received or paid on these balances. The level of interest rates paid or received by the Company can be significantly influenced by a number of environmental factors, such as governmental monetary policy, that are outside of management’s control.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

Cash Equivalents

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents. At December 31, 2012 and 2011, cash equivalents consisted primarily of due from accounts with the Federal Reserve and other correspondent Banks.

Currently, the FDIC’s insurance limits are $250,000. At December 31, 2012 and 2011, none of the Company’s interest-bearing cash accounts exceeded the federally insured limit of $250,000.

All noninterest-bearing accounts were fully insured through December 31, 2012 at all FDIC institutions. Beginning January 1, 2013, non-interest bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Securities

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost. Securities not classified as held to maturity, including equity securities with readily determinable fair values, are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income. Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost, when the Company does not intend to sell a debt security, and it is more likely than not the Company will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income. For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

Loans Held for Sale

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate. Net unrealized losses, if any, are recognized through a valuation allowance by charges to income. At December 31, 2012 and 2011, the Company did not have any loans held for sale.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

For all loan classes, the accrual of interest is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. For all loan classes, the entire balance of the loan is considered past due if the minimum payment contractually required to be paid is not received by the contractual due date. For all loan classes, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

Management’s general practice is to proactively charge down loans individually evaluated for impairment to the fair value of the underlying collateral. Consistent with regulatory guidance, charge-offs on all loan segments are taken when specific loans, or portions thereof, are considered uncollectible. The Company’s policy is to promptly charge these loans off in the period the uncollectible loss is reasonably determined.

For all loan portfolio segments except residential and consumer loans, the Company promptly charges-off loans, or portions thereof, when available information confirms that specific loans are uncollectible based on information that includes, but is not limited to, (1) the deteriorating financial condition of the borrower, (2) declining collateral values, and/or (3) legal action, including bankruptcy, that impairs the borrower’s ability to adequately meet its obligations. For impaired loans that are considered to be solely collateral dependent, a partial charge-off is recorded when a loss has been confirmed by an updated appraisal or other appropriate valuation of the collateral.

The Company charges-off residential and consumer loans when the Company reasonably determines the amount of the loss. The Company adheres to timeframes established by applicable regulatory guidance which provides for the charge-down of 1-4 family first and junior lien mortgages to the net realizable value less costs to sell when the loan is 120 days past due, charge-off of unsecured open-end loans when the loan is 120 days past due, and charge down to the net realizable value when other secured loans are 120 days past due. Loans at these respective delinquency thresholds for which the Company can clearly document that the loan is both well-secured and in the process of collection, such that collection will occur regardless of delinquency status, need not be charged off.

For all classes, all interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Nonaccrual loans are returned to accrual status when, in the opinion of management, the financial position of the borrower indicates there is no longer any reasonable doubt as to the timely collection of interest or principal. The Company requires a period of satisfactory performance of not less than six months before returning a nonaccrual loan to accrual status.

When cash payments are received on impaired loans in each loan class, the Company records the payment as interest income unless collection of the remaining recorded principal amount is doubtful, at which time payments are used to reduce the principal balance of the loan. Troubled debt restructured loans recognize interest income on an accrual basis at the renegotiated rate if the loan is in compliance with the modified terms, no principal reduction has been granted and the loan has demonstrated the ability to perform in accordance with the renegotiated terms for a period of at least six months.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a monthly basis by Bank management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-impaired loans and is based on historical charge-off experience by segment. The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the prior three years. Management believes the three year historical loss experience methodology is appropriate in the current economic environment. Other adjustments (qualitative/environmental considerations) for each segment may be added to the allowance for each loan segment after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due based on the loan’s current payment status and the borrower’s financial condition including available sources of cash flows. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.

Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for non-homogenous type loans such as commercial, non-owner residential and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent. For impaired loans where the Company utilizes the discounted cash flows to determine the level of impairment, the Company includes the entire change in the present value of cash flows as bad debt expense.

The fair values of collateral dependent impaired loans are based on independent appraisals of the collateral. In general, the Company acquires an updated appraisal upon identification of impairment and annually thereafter for commercial, commercial real estate and multi-family loans. If the most recent appraisal is over a year old, and a new appraisal is not performed, due to lack of comparable values or other reasons, the existing appraisal is utilized and discounted generally 10% -35% based on the age of the appraisal, condition of the subject property, and overall economic conditions. After determining the collateral value as described, the fair value is calculated based on the determined collateral value less selling expenses. The potential for outdated appraisal values is considered in our determination of the allowance for loan losses through our analysis of various trends and conditions including the local economy, trends in charge-offs and delinquencies, etc. and the related qualitative adjustments assigned by the Company.

Segments of loans with similar risk characteristics are collectively evaluated for impairment based on the segment’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

In the course of working with borrowers, the Company may choose to restructure the contractual terms of certain loans. In this scenario, the Company attempts to work-out an alternative payment schedule with the borrower in order to optimize collectability of the loan. Any loans that are modified are reviewed by the Company to identify if a troubled debt restructuring (“TDR”) has occurred, which is when, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider. Terms may be modified to fit the ability of the borrower to repay in line with its current financial status and the restructuring of the loan may include the transfer of assets from the borrower to satisfy the debt, a modification of loan terms, or a combination of the two. If such efforts by the Company do not result in a satisfactory arrangement, the loan is referred to legal counsel, at which time foreclosure proceedings are initiated. At any time prior to a sale of the property at foreclosure, the Company may terminate foreclosure proceedings if the borrower is able to work-out a satisfactory payment plan.

It is the Company’s policy to have any restructured loans which are on nonaccrual status prior to being restructured remain on nonaccrual status until six months of satisfactory borrower performance at which time management would consider its return to accrual status. If a loan was accruing at the time of restructuring, the Company reviews the loan to determine if it is appropriate to continue the accrual of interest on the restructured loan.

With regard to determination of the amount of the allowance for credit losses, trouble debt restructured loans are considered to be impaired. As a result, the determination of the amount of impaired loans for each portfolio segment within troubled debt restructurings is the same as detailed previously.

Premises and Equipment

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation. Depreciation is charged to expense using the straight-line method over the estimated useful lives of the assets. An accelerated method is used for tax purposes.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock

Federal Home Loan Bank stock is a required investment for institutions that are members of the Federal Home Loan Bank system. The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.

Foreclosed Assets Held for Sale

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value, less costs to sell, at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

Bank-Owned Life Insurance

Bank-Owned Life Insurance

The Company and the Bank have purchased life insurance policies on certain key executives. Company and bank-owned life insurance is recorded at its cash surrender value, or the amount that can be realized.

Intangible Asset

Intangible Asset

In conjunction with an acquisition, the Company recorded a core deposit intangible asset of approximately $812,000. This asset was recorded at fair value and is being amortized over a seven year period using the straight line method. The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2012 and 2011 was:

	Gross Carrying Amount	2012 Accumulated Amortization	2011 Accumulated Amortization
	(In thousands)

Core deposits	$812	$507	$388

Amortization expense was $119,000 for both the years ended December 31, 2012 and 2011. Estimated amortization expense for each of the following three years through 2014 is $119,000 per year and is $67,000 in 2015.

Treasury Stock	Treasury Stock Common shares repurchased are recorded at cost. Cost of shares retired or reissued is determined using the weighted average cost.
Stock Options and Restricted Stock Awards	Stock Options and Restricted Stock Awards The Company has a share-based employee compensation plan, which is described more fully in Note 14.
Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes). The income tax accounting guidance results in two components of income tax expense: current and deferred. Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues. The Company determines deferred income taxes using the liability (or balance sheet) method. Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. Deferred tax assets are reduced by a valuation allowance if based on the weight of evidence available it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Uncertain tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination. The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any. A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment. At December 31, 2012, the Company had no uncertain tax positions.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary. With a few exceptions, the Company is no longer subject to the examination by tax authorities for years before 2010.

Deferred Compensation Plan

Deferred Compensation Plan

Directors have the option to defer all or a portion of fees for their services into a deferred stock compensation plan that invests in common shares of the Company. Officers of the Company have the option to defer up to 50% of their annual incentive award into this plan. The plan does not permit diversification and must be settled by the delivery of a fixed number of shares of the Company stock. The stock held in the plan is included in equity as deferred shares and is accounted for in a manner similar to treasury stock. Subsequent changes in the fair value of the Company’s stock are not recognized. The deferred compensation obligation is also classified as an equity instrument and changes in the fair value of the amount owed to the participant are not recognized.

Stockholders' Equity and Dividend Restrictions

Stockholders’ Equity and Dividend Restrictions

The Bank is subject to certain restrictions on the amount of dividends that it may declare without prior regulatory approval. Generally, the Bank’s payment of dividends is limited to net income for the current year plus the two preceding calendar years, less capital distributions paid over the comparable time period. Dividend payments to the stockholders may be legally paid from additional paid-in capital or retained earnings.

Earnings Per Share

Earnings Per Share

Basic earnings per share represents income available to common stockholders divided by the weighted-average number of common shares outstanding during each period. Diluted earnings per share reflects additional potential common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to income that would result from the assumed issuance. Potential common shares that may be issued by the Company relate to outstanding stock options and restricted stock awards and are determined using the treasury stock method.

Treasury stock shares, deferred compensation shares and unearned ESOP shares are not deemed outstanding for earnings per share calculations.

Comprehensive Income

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income, net of applicable income taxes. Other comprehensive income includes unrealized appreciation (depreciation) on available-for-sale securities and changes in the funded status of the defined benefit pension plan.

Advertising	Advertising Advertising costs are expensed as incurred.

Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Carrying Amount and Accumulated Amortization of the Core Deposit Intangible Asset

The carrying amount and accumulated amortization of the core deposit intangible asset at December 31, 2012 and 2011 was:

	Gross Carrying Amount	2012 Accumulated Amortization	2011 Accumulated Amortization
	(In thousands)

Core deposits	$812	$507	$388

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Trading Securities [Abstract]
Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2012:
U.S. government agencies	$23,980	$93	$(3)	$24,070
State and political subdivisions	10,345	414	––	10,759
Equity securities	4	20	––	24

	$34,329	$527	$(3)	$34,853

Available-for-sale Securities:
December 31, 2011:
U.S. government agencies	$64,077	$98	$(7)	$64,168
State and political subdivisions	17,173	652	(8)	17,817
Equity securities	4	9	––	13

	$81,254	$759	$(15)	$81,998

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2012:
State and political subdivisions	$2,768	$72	$––	$2,840

December 31, 2011:
State and political subdivisions	$4,450	$147	$––	$4,597

Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities, by Contractual Maturity

Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)

Within one year	$256	$263	$1,322	$1,365
One to five years	3,156	3,311	1,066	1,094
Five to ten years	9,933	10,182	380	381
After ten years	20,980	21,073	––	––

	34,325	34,829	2,768	2,840

Equity securities	4	24	––	––

Totals	$34,329	$34,853	$2,768	$2,840

Information with Respect to Sales of Securities and Resulting Gross Realized Gains and Losses

Information with respect to sales of securities and resulting gross realized gains and losses was as follows for the year ended December 31:

	2012	2011
	(In thousands)

Proceeds from sales	$––	$9,413
Gross gains	––	370
Gross losses	––	––
Tax expense	––	126

Investments' Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in Continuous Unrealized Loss Position

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$2,997	$(3)	$––	$––	$2,997	$(3)

State and political subdivisions	––	––	––	––	––	––

Total temporarily impaired securities	$2,997	$(3)	$––	$––	$2,997	$(3)

	December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

US Government agencies	$5,992	$(7)	$––	$––	$5,992	$(7)

State and political subdivisions	332	(8)	––	––	332	(8)

Total temporarily impaired securities	$6,324	$(15)	$––	$––	$6,324	$(15)

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance For Loan Losses [Abstract]
Categories of Loans

Categories of loans at December 31, include:

	2012	2011
	(In thousands)

Commercial loans	$47,130	$35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243

Total gross loans	296,482	284,447

Less allowance for loan losses	(2,708)	(2,921)

Total loans	$293,774	$281,526

Allowance for Loan Losses and Recorded Investment in Loans

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2012 and 2011:

	2012
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$183	$2,321	$235	$95	$87	$2,921
Provision charged to expense	392	183	86	107	360	1,128
Losses charged off	(67)	(1,166)	(310)	(90)	––	(1,633)
Recoveries	90	9	189	4	––	292

Balance, end of year	$598	$1,347	$200	$116	$447	$2,708
Ending balance: individually evaluated for impairment	$458	$916	$––	$––	$––	$1,374
Ending balance: collectively evaluated for impairment	$140	$431	$200	$116	$447	$1,334

Loans:
Ending balance: individually evaluated for impairment	$1,015	$5,943	$––	$––	$––	$6,958
Ending balance: collectively evaluated for impairment	$46,115	$138,201	$31,585	$73,623	$––	$289,524

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

Portfolio Quality Indicators

The following table shows the portfolio quality indicators as of December 31, 2012:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$43,364	$133,402	$73,623	$31,585	$281,974
Special Mention	2,698	3,005	––	––	5,703
Substandard	1,068	7,737	––	––	8,805
Doubtful	––	––	––	––	––

	$47,130	$144,144	$73,623	$31,585	$296,482

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

Loan Portfolio Aging Analysis

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2012:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$144	$––	$84	$541	$769	$46,361	$47,130
Commercial real estate	87	––	––	1,114	1,201	142,943	144,144
Installment	189	11	––	41	241	73,382	73,623
Residential	1,088	91	––	1,564	2,743	28,842	31,585

Total	$1,508	$102	$84	$3,260	$4,954	$291,528	$296,482

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

Impaired Loans

The following table presents impaired loans for the year ended December 31, 2012:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$361	$361	$––	$465	$16
Commercial real estate	1,546	1,546	––	2,717	50
Consumer	––	––	––	10	––
Residential	––	––	––	––	––
	1,907	1,907	––	3,192	66
Loans with a specific valuation allowance:
Commercial	654	654	458	740	13
Commercial real estate	4,397	4,397	916	4,267	230
Consumer	––	––	––	28	––
Residential	––	––	––	3	––
	5,051	5,051	1,374	5,038	243

Total:
Commercial	$1,015	$1,015	$458	$1,205	$29
Commercial Real Estate	$5,943	$5,943	$916	$6,984	$280
Consumer	$––	$––	$––	$38	$––
Residential	$––	$––	$––	$3	$––

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115

Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

Troubled Debt Restructurings on Financing Receivables

The following tables present information regarding troubled debt restructurings by class and by type of modification for the years ended December 31, 2012 and 2011:

	Year Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	3	$152	$68
Commercial real estate	3	464	339
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2012
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$––	$68	$68
Commercial real estate	––	339	––	339
Residential	––	––	––	––
Consumer	––	––	––	––

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

	Year Ended December 31, 2011
	Interest Only	Term	Combination	Total Modification
		(In thousands)

Commercial	$––	$58	$––	$58
Commercial real estate	––	315	––	315
Residential	––	––	––	––
Consumer	––	––	––	––

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Major classifications of premises and equipment, stated at cost, are as follows:

	2012	2011
	(In thousands)

Land, buildings and improvements	$13,873	$12,710
Leasehold improvements	264	264
Furniture and equipment	10,075	9,724
Computer software	1,977	1,953

	26,189	24,651
Less accumulated depreciation	(15,804)	(14,847)

Net premises and equipment	$10,385	$9,804

Interest-bearing Deposites (Tables)	12 Months Ended
Dec. 31, 2012
Interest Bearing Deposit [Abstract]
Scheduled Of Maturities Of Time Deposits

At December 31, 2012, the scheduled maturities of time deposits are as follows:

Due during the year ending December 31,	(In thousands)
2013	$50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015

$99,825

Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Advances from the Federal Home Loan Bank

At December 31, advances from the Federal Home Loan Bank were as follows:

	2012	2011
	(In thousands)
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 6.65%, averaging 4.95%	$32,439	$––
Maturities September 2013 through August 2025, primarily at fixed rates ranging from 3.08% to 7.20%, averaging 3.62%	––	32,951

	$32,439	$32,951

Required Annual Principal Payments on Federal Home Loan Bank Advances

At December 31, 2012 required annual principal payments on Federal Home Loan Bank advances were as follows:

For the year ending December 31,	(In thousands)
2013	$5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304

$32,439

Summary of Information Concerning Securities Sold Under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2012	2011
	(Dollars in thousands)

Balance outstanding at year end	$10,681	$9,968
Average daily balance during the year	$11,525	$13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$13,706	$15,704
Weighted-average interest rate at year end	0.15%	0.18%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Provision For Income	The provision for income taxes includes these components:
	2012	2011
	(In thousands)

Taxes currently payable	$435	$898
Deferred income taxes	111	(44)

Income tax expense	$546	$854

Reconciliation of Income Tax Expense at the Statutory Rate to the Company's Actual Income Tax Expense

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2012	2011
	(In thousands)

Computed at the statutory rate (34%)	$1,001	$1,341
(Decrease) increase resulting from
Tax exempt interest	(231)	(356)
Earnings on bank-owned life insurance - net	(156)	(187)
Other	(68)	56

Actual tax expense	$546	$854

Tax Effects of Temporary Differences Related to Deferred Taxes Shown on the Balance Sheets

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2012	2011
	(In thousands)

Deferred tax assets
Allowance for loan losses	$371	$497
Stock based compensation	333	292
Allowance for losses on foreclosed real estate	101	182
Deferred compensation	655	668
Employee benefit expense	553	459
Intangible assets	54	66
Non-accrual loan interest	58	––
Alternative minimum taxes	79	186

Total deferred tax assets	2,204	2,350

Deferred tax liabilities
Depreciation	(277)	(280)
Deferred loan costs, net	(234)	(249)
Accretion	(8)	(20)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(38)	(57)
Unrealized gains on securities available for sale	(177)	(252)

Total deferred tax liabilities	(1,317)	(1,441)

Net deferred tax asset	$887	$909

Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Components of Accumulated Other Comprehensive Loss included in Stockholders Equity

The components of accumulated other comprehensive loss, included in stockholders’ equity, are as follows:

	2012	2011
	(In thousands)

Net unrealized gain on securities available-for-sale	$524	$744
Net unrealized loss for unfunded status of defined benefit plan liability	(2,169)	(2,137)

	(1,645)	(1,393)
Tax effect	558	473

Net-of-tax amount	$(1,087)	$(920)

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Summary of Company's and Bank's Actual Capital Amounts and Ratios

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
	(Dollars in thousands)
As of December 31, 2012
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,113	14.9%	$23,748	8.0%	$	N/A	N/A
Citizens	40,584	13.7	23,680	8.0		29,601	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,396	14.0%	$11,874	4.0%	$	N/A	N/A
Citizens	37,867	12.8	11,840	4.0		17,760	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,396	9.6%	$17,342	4.0%	$	N/A	N/A
Citizens	37,867	8.5	17,889	4.0		22,361	5.0%

As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Consolidated	$44,206	14.6%	$24,172	8.0%	$	N/A	N/A
Citizens	40,387	13.4	24,120	8.0		30,150	10.0%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$41,280	13.7%	$12,086	4.0%	$	N/A	N/A
Citizens	37,461	12.4	12,060	4.0		18,090	6.0%

Tier I Capital (to Average Assets)
Consolidated	$41,280	9.7%	$16,972	4.0%	$	N/A	N/A
Citizens	37,461	9.0	16,623	4.0		20,779	5.0%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2012	2011
	(In thousands)

Aggregate balance – January 1	$7,633	$8,846
New loans	496	352
Repayments	(2,935)	(1,565)

Aggregate balance – December 31	$5,194	$7,633

Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Information About the Plan's Funded Status and Pension Cost

The Company uses a December 31 measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2012	2011
	(In thousands)
Change in benefit obligation
Beginning of year	$(4,163)	$(3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398

End of year	(4,831)	(4,163)

Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)

End of year	3,205	2,813

Funded status at end of year	$(1,626)	$(1,350)

Components of Net Periodic Benefit Cost

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2012	2011
	(In thousands)

Unamortized net loss	$2,154	$2,107
Unamortized prior service cost	15	30

	$2,169	$2,137

Information For the Pension Plan With Respect To Accumulated Benefit Obligation And Plan Assets

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2012	2011
	(In thousands)

Projected benefit obligation	$4,831	$4,163
Accumulated benefit obligation	$3,298	$2,806
Fair value of plan assets	$3,205	$2,813

Pension Expense

	December 31,
	2012	2011
	(In thousands)

Components of net periodic benefit cost
Service cost	$357	$304
Interest cost	179	173
Expected return on plan assets	(227)	(239)
Amortization of prior service cost	15	15
Amortization of net loss	154	66

Net periodic benefit cost	$478	$319

Summary of Significant Assumptions

Significant assumptions include:

	Pension Benefits
	2012	2011

Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2012:

Pension Benefits
(In thousands)

2013	$161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093

Total	$3,326

Target Asset Allocation Percentages

The target asset allocation percentages for both 2012 and 2011 are as follows:

Large-Cap stocks	Not to exceed 60%
SMID-Cap stocks	Not to exceed 20%
International equity securities	Not to exceed 15%
Fixed income investments	Not to exceed 40%
Alternative investments	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total

At December 31, 2012 and 2011, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2012	2011

Equity securities	76.4%	76.7%
Debt securities	23.0	22.4
Cash and cash equivalents	0.6	0.9

	100.0%	100.0%

Fair Values of Company's Pension Plan By Asset Category

The fair values of Company’s pension plan assets at December 31, by asset category are as follows:

December 31, 2012
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$16	$16	$––	$––
Mutual funds – equities
International	240	240	––	––
Real estate	33	33	––	––
Large Cap	1,279	1,279	––	––
Small and Mid Cap	873	873	––	––
Commodities	29	29
Mutual funds – fixed income
Core bond	639	639	––	––
High yield corporate	97	97	––	––

Total	$3,206	$3,206	$––	$––

December 31, 2011
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$25	$25	$––	$––
Mutual funds – equities
International	187	187	––	––
Real estate	31	31	––	––
Large Cap	1,138	1,138	––	––
Small and Mid Cap	776	776	––	––
Commodities	26	26
Mutual funds – fixed income
Core bond	544	544	––	––
High yield corporate	86	86	––	––

Total	$2,813	$2,813	$––	$––

Share Information for the ESOP

Share information for the ESOP is as follows at December 31, 2012 and 2011:

	2012	2011

Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718

Total ESOP shares	322,629	337,378

Fair value of unearned shares at December 31	$1,184,000	$1,800,000

Stock Option and Restricted Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option and Restricted Stock Plans [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity

A summary of option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, beginning of year	53,714	$10.34
Granted	––	––
Exercised	––	––
Forfeited or expired	––	––

Outstanding, end of year	53,714	$10.34	2.2	$––

Exercisable, end of year	––	$––	––	$––

Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2012, and changes during the year then ended, is presented below:

	Shares	Weighted- Average Grant-Date Fair Value

Nonvested, beginning of year	170,000	$8.35
Granted	15,000	9.43
Vested	(10,000)	8.40
Forfeited	––	––
Nonvested, end of year	175,000	$8.44

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2012
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$2,398
Dividends on non-vested restricted stock	(74)
Net income allocated to stockholders	2,324
Basic earnings per share
Income available to common stockholders	––	4,780,866	$0.49

Effect of dilutive securities
Restricted stock awards	––	65,381

Diluted earnings per share
Income available to common stockholders and assumed conversions	$2,324	$4,846,247	$0.48

	Year Ended December 31, 2011
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,091

Dividends on non-vested restricted stock	(95)

Net income allocated to stockholders	2,996

Basic earnings per share Income available to common stockholders	––	4,754,739	$0.63

Effect of dilutive securities Restricted stock awards	––	41,067

Diluted earnings per share Income available to common stockholders and assumed conversions	$2,996	$4,795,806	$0.62

Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$24,070	$––	$24,070	$––
State and political subdivisions	10,759	––	10,759	––
Equity securities	24	24	––	––

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
U.S government agencies	$64,168	$––	$64,168	$––
State and political subdivisions	17,817	––	17,817	––
Equity securities	13	13	––	––

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis

The following tables present the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011:

		December 31, 2012 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$3,573	$––	$––	$3,573
Foreclosed assets held for sale	736	––	––	736

		December 31, 2011 Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
Collateral dependent impaired loans	$1,746	$––	$––	$1,746
Foreclosed assets held for sale	415	––	––	415

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents quantitative information about unobservable inputs used in recurring and nonrecurring Level 3 fair value measurements.

	Fair Value at 12/31/12	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
	(In thousands)

Foreclosed assets held for sale	$736	Market comparable properties	Comparability adjustments	Not available
Collateral-dependent impaired loans	3,573	Market comparable properties	Marketability discount	10% – 35%

Estimated Fair Values of Company's Financial Instruments

The following table presents estimated fair values of the Company’s financial instruments. The fair values of certain of these instruments were calculated by discounting expected cash flows, which involves significant judgments by management and uncertainties. Fair value is the estimated amount at which financial assets or liabilities could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Because no market exists for certain of these financial instruments and because management does not intend to sell these financial instruments, the Company does not know whether the fair values shown below represent values at which the respective financial instruments could be sold individually or in the aggregate.

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2012

Financial assets	$75,108	$75,108	$––	$––
Cash and cash equivalents
Held-to-maturity securities	2,768	––	2,840	––
Loan, net of allowance	293,774	––	––	295,134
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,076	––	1,076	––

Financial liabilities
Deposits	350,416	––	346,761	––
Short term borrowings	10,681	––	10,681	––
Federal Home Loan Bank Advances	32,439	––	35,649	––
Subordinated debentures	4,000	––	3,712	––
Interest payable	193	––	193	––

		Fair Value Measurements Using
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)
December 31, 2011:

Financial assets

Cash and cash equivalents	$15,681	$15,681	$—	$––
Held-to-maturity securities	4,450	––	4,597	––
Loans, net of allowance	281,526	—	––	283,055
Federal Home Loan Bank stock	4,810	––	4,810	––
Accrued interest receivable	1,410	––	1,410	––

Financial liabilities

Deposits	328,540	––	313,817	––
Short term borrowings	9,968	––	9,995	––
Federal Home Loan Bank Advances	32,951	––	35,617	––
Subordinated debentures	4,000	––	3,632	––
Interest payable	234	––	234	––

Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheet

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2012	2011
	(In thousands)
Assets
Cash and cash equivalents	$1,438	$1,820
Investment in the Bank	38,529	38,393
Corporate owned life insurance	291	272
Other assets	1,996	1,583

Total assets	$42,254	$42,068

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,000	$4,000
Other liabilities	1,628	1,886
Stockholders’ equity	36,626	36,182

Total liabilities and stockholders’ equity	$42,254	$42,068

Condensed Statements of Income

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Income
Dividends from subsidiary	$3,511	$4,448
Interest and dividend income from securities and federal funds	19	––

Total operating income	3,530	4,448

General, Administrative and Other Expenses	2,027	1,959

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,503	2,489

Income Tax Benefits	614	572

Income Before Equity in Undistributed Income of Subsidiary	2,117	3,061

Equity in Undistributed Income of Subsidiary	281	30

Net Income	$2,398	$3,091

Comprehensive Income	$2,231	$2,878

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	Years Ended December 31,
	2012	2011
	(In thousands)

Operating Activities
Net income	$2,398	$3,091
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in undistributed income of subsidiary	(281)	(30)
Amortization of ESOP and share-based compensation plans	408	403
Net change in other assets and other liabilities	(724)	(788)

Net cash provided by operating activities	1,813	2,688

Financing Activities
Dividends paid to stockholders	(2,253)	(2,988)
Proceeds from purchases of common stock by the dividend reinvestment plan	––	236
Purchase of treasury stock	(63)	––
Shares purchased for deferred compensation plan	121	72

Net cash used in financing activities	(2,195)	(2,680)

Net Change in Cash and Cash Equivalents	(382)	8

Cash and Cash Equivalents at Beginning of Year	1,820	1,812

Cash and Cash Equivalents at End of Year	$1,438	$1,820

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information

The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2012 and 2011.

	Three Months Ended
2012:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,691	$4,630	$4,548	$4,593
Total interest expense	1,032	994	952	883

Net interest income	3,659	3,636	3,596	3,710

Provision for loan losses	333	168	268	359
Other income	740	677	723	797
Gain on sale of securities - net	––	––	––	––
General, administrative and other expense	3,234	3,180	3,482	3,570

Income before income taxes	832	965	569	578
Federal income taxes	71	234	118	123

Net income	$761	$731	$451	$455

Earnings per share
Basic	$0.15	$0.15	$0.09	$0.10

Diluted	$0.15	$0.15	$0.09	$0.09

	Three Months Ended
2011:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$5,038	$5,212	$5,071	$4,890
Total interest expense	1,256	1,220	1,141	1,090

Net interest income	3,782	3,992	3,930	3,800

Provision for loan losses	648	494	401	425
Other income	694	895	832	721
Gain on sale of securities - net	370	––	––	––
General, administrative and other expense	3,294	3,473	3,300	3,036

Income before income taxes	904	920	1,061	1,060
Federal income taxes	166	168	260	260

Net income	$738	$752	$801	$800

Earnings per share
Basic	$0.15	$0.15	$0.16	$0.17

Diluted	$0.15	$0.15	$0.16	$0.16

Nature of Operations and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2013
Summary Of Significant Accounting Policies [Line Items]
Number of operating divisions	2
Number of reportable operating segment	1
Weighted average price, option exercised	$ 10.34	$ 10.34
Cash, FDIC insured amount	$ 250,000		$ 250,000
Accounts Payable, Interest-bearing	250,000	250,000
Amortization of intangible assets	119,000	119,000
Maximum deferrable under annual incentive award, percent	50.00%
Core Deposits
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible assets, gross	812,000
Finite lived intangible assets amortization period	7 years
Amortization of intangible assets	119,000	119,000
Finite lived intangible assets amortization expense, next twelve months	119,000
Finite-lived intangible assets, amortization expense, year two	119,000
Finite lived intangible assets amortization expense, year three	119,000
Finite-lived intangible assets, amortization expense, year four	$ 67,000

Carrying Amount and Accumulated Amortization of Core Deposit Intangible Asset (Detail) (Core Deposits, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount, core deposits	$ 812
Accumulated amortization, core deposits	$ 507	$ 388

Restriction On Cash And Due From Banks - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restriction On Cash and Due From Banks [Line Items]
Restricted cash and cash equivalents	$ 9.7	$ 6.9

Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Schedule Of Marketable Securities [Line Items]
Carrying value securities pledged as collateral	$ 58,200,000	$ 25,500,000
Number of securities sold	1
Amortized cost of security sold	295,000
Gain realized on sale of securities	7,000
Debt Securities
Schedule Of Marketable Securities [Line Items]
Fair Value of Investment in debt securities	$ 6,300,000	$ 3,000,000
Percentage of fair value of investment in debt	7.00%	8.00%

Amortized Cost and Approximate Fair Values, Together with Gross Unrealized Gains and Losses of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	$ 34,329	$ 81,254
Available-for-sale Securities, Gross Unrealized Gains	527	759
Available-for-sale Securities, Gross Unrealized Losses	(3)	(15)
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity Securities, Amortized Cost	2,768	4,450
Held-to-maturity Securities, Approximate Fair Value	2,840	4,597
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	23,980	64,077
Available-for-sale Securities, Gross Unrealized Gains	93	98
Available-for-sale Securities, Gross Unrealized Losses	(3)	(7)
Available-for-sale Securities, Approximate Fair Value	24,070	64,168
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	10,345	17,173
Available-for-sale Securities, Gross Unrealized Gains	414	652
Available-for-sale Securities, Gross Unrealized Losses	0	(8)
Available-for-sale Securities, Approximate Fair Value	10,759	17,817
Held-to-maturity Securities, Amortized Cost	2,768	4,450
Held-to-maturity Securities, Gross Unrealized Gains	72	147
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Approximate Fair Value	2,840	4,597
Equity Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale Securities, Amortized Cost	4	4
Available-for-sale Securities, Gross Unrealized Gains	20	9
Available-for-sale Securities, Gross Unrealized Losses	0	0
Available-for-sale Securities, Approximate Fair Value	$ 24	$ 13

Maturities For Mortgage-backed Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale, Amortized Cost
Within one year	$ 256
One to five years	3,156
Five to ten years	9,933
After ten years	20,980
Mortgage-backed securities	34,325
Equity securities	4
Totals	34,329	81,254
Available-for-sale, Fair Value
Within one year	263
One to five years	3,311
Five to ten years	10,182
After ten years	21,073
Mortgage-backed securities	34,829
Equity securities	24
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity, Amortized Cost
Within one year	1,322
One to five years	1,066
Five to ten years	380
After ten years	0
Mortgage-backed securities	2,768
Equity securities	0
Totals	2,768	4,450
Held-to-maturity, Fair Value
Within one year	1,365
One to five years	1,094
Five to ten years	381
After ten years	0
Mortgage-backed securities	2,840
Equity securities	0
Held-to-maturity Securities, Approximate Fair Value	$ 2,840	$ 4,597

Information with Respect to Sales of Securities and Resulting Gross Realized Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales	$ 0	$ 9,413
Gross gains	0	370
Gross losses	0	0
Tax expense	$ 0	$ 126

Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	$ 2,997	$ 6,324
Less than 12 Months Unrealized Losses	(3)	(15)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	2,997	6,324
Total Unrealized Losses	(3)	(15)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	2,997	5,992
Less than 12 Months Unrealized Losses	(3)	(7)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	2,997	5,992
Total Unrealized Losses	(3)	(7)
State and political subdivisions
Gain (Loss) on Investments [Line Items]
Less than 12 Months Fair Value	0	332
Less than 12 Months Unrealized Losses	0	(8)
12 Months or More Fair Value	0	0
12 Months or More Unrealized Losses	0	0
Total Fair Value	0	332
Total Unrealized Losses	$ 0	$ (8)

Loans And Allowance For Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan and lease losses, period increase (decrease)	$ 209,000	$ 426,000
Single out of area loan relationship accounted of net loan amount charged off	1,032,000
Individual loan loss net loan amounts charged off	$ 309,000

Categories of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 47,130	$ 35,387
Commercial real estate	144,144	148,052
Residential real estate	73,623	61,765
Installment loans	31,585	39,243
Total gross loans	296,482	284,447
Less allowance for loan losses	(2,708)	(2,921)	(2,740)
Total loans	$ 293,774	$ 281,526

Allowance for Loan Losses and Recorded Investment in Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses:
Balance, beginning of year	$ 2,921	$ 2,740
Provision charged to expense	1,128	1,968
Losses charged off	(1,633)	(2,124)
Recoveries	292	337
Balance, end of year	2,708	2,921
Ending balance: collectively evaluated for impairment	1,334	1,063
Ending balance: individually evaluated for impairment	1,374	1,858
Loans:
Ending balance: individually evaluated for impairment	6,958	8,891
Ending balance: collectively evaluated for impairment	289,524	275,556
Commercial
Allowance for loan losses:
Balance, beginning of year	183	561
Provision charged to expense	392	213
Losses charged off	(67)	(616)
Recoveries	90	25
Balance, end of year	598	183
Ending balance: collectively evaluated for impairment	140	124
Ending balance: individually evaluated for impairment	458	59
Loans:
Ending balance: individually evaluated for impairment	1,015	637
Ending balance: collectively evaluated for impairment	46,115	34,750
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of year	2,321	1,566
Provision charged to expense	183	1,459
Losses charged off	(1,166)	(758)
Recoveries	9	54
Balance, end of year	1,347	2,321
Ending balance: collectively evaluated for impairment	431	522
Ending balance: individually evaluated for impairment	916	1,799
Loans:
Ending balance: individually evaluated for impairment	5,943	8,254
Ending balance: collectively evaluated for impairment	138,201	139,798
Installment
Allowance for loan losses:
Balance, beginning of year	235	229
Provision charged to expense	86	265
Losses charged off	(310)	(489)
Recoveries	189	230
Balance, end of year	200	235
Ending balance: collectively evaluated for impairment	200	235
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	31,585	39,243
Residential
Allowance for loan losses:
Balance, beginning of year	95	140
Provision charged to expense	107	188
Losses charged off	(90)	(261)
Recoveries	4	28
Balance, end of year	116	95
Ending balance: collectively evaluated for impairment	116	95
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	73,623	61,765
Unallocated
Allowance for loan losses:
Balance, beginning of year	87	244
Provision charged to expense	360	(157)
Losses charged off	0	0
Recoveries	0	0
Balance, end of year	447	87
Ending balance: collectively evaluated for impairment	447	87
Ending balance: individually evaluated for impairment	0	0
Loans:
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0

Portfolio Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 47,130	$ 35,387
Commercial Real Estate	144,144	148,052
Residential	73,623	61,765
Installment	31,585	39,243
Total	296,482	284,447
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	43,364	31,320
Commercial Real Estate	133,402	133,949
Residential	73,623	61,590
Installment	31,585	39,161
Total	281,974	266,020
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,698	2,930
Commercial Real Estate	3,005	3,500
Residential	0	175
Installment	0	5
Total	5,703	6,610
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	1,068	882
Commercial Real Estate	7,737	6,924
Residential	0	0
Installment	0	77
Total	8,805	7,883
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	255
Commercial Real Estate	0	3,679
Residential	0	0
Installment	0	0
Total	$ 0	$ 3,934

Loan Portfolio Aging Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	$ 1,508	$ 2,589
60-89 Days Past Due and Accruing	102	155
GreaterThan 90 Days and Accruing	84	85
Non Accrual	3,260	4,855
Total Past Due and Non Accrual	4,954	7,684
Current	291,528	276,763
Total gross loans	296,482	284,447
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	144	661
60-89 Days Past Due and Accruing	0	21
GreaterThan 90 Days and Accruing	84	80
Non Accrual	541	240
Total Past Due and Non Accrual	769	1,002
Current	46,361	34,385
Total gross loans	47,130	35,387
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	87	485
60-89 Days Past Due and Accruing	0	0
GreaterThan 90 Days and Accruing	0	0
Non Accrual	1,114	2,677
Total Past Due and Non Accrual	1,201	3,162
Current	142,943	144,890
Total gross loans	144,144	148,052
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	189	405
60-89 Days Past Due and Accruing	11	53
GreaterThan 90 Days and Accruing	0	5
Non Accrual	41	71
Total Past Due and Non Accrual	241	534
Current	73,382	38,709
Total gross loans	73,623	39,243
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due and Accruing	1,088	1,038
60-89 Days Past Due and Accruing	91	81
GreaterThan 90 Days and Accruing	0	0
Non Accrual	1,564	1,867
Total Past Due and Non Accrual	2,743	2,986
Current	28,842	58,779
Total gross loans	$ 31,585	$ 61,765

Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 1,015	$ 637
Unpaid Principal Balance	1,015	637
Specific Allowance	458	59
Average Investment in Impaired Loans	1,205	911
Interest Income Recognized	29	38
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,943	8,254
Unpaid Principal Balance	5,943	8,254
Specific Allowance	916	1,799
Average Investment in Impaired Loans	6,984	7,054
Interest Income Recognized	280	365
Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	3	120
Interest Income Recognized	0	0
Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	38	0
Interest Income Recognized	0	0
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,907	2,337
Unpaid Principal Balance	1,907	2,337
Specific Allowance	0	0
Average Investment in Impaired Loans	3,192	2,060
Interest Income Recognized	66	115
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	361	532
Unpaid Principal Balance	361	532
Specific Allowance	0	0
Average Investment in Impaired Loans	465	525
Interest Income Recognized	16	28
Loans without a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,546	1,805
Unpaid Principal Balance	1,546	1,805
Specific Allowance	0	0
Average Investment in Impaired Loans	2,717	1,496
Interest Income Recognized	50	87
Loans without a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	0	39
Interest Income Recognized	0	0
Loans without a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	10	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	5,051	6,554
Unpaid Principal Balance	5,051	6,554
Specific Allowance	1,374	1,858
Average Investment in Impaired Loans	5,038	6,025
Interest Income Recognized	243	288
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	654	105
Unpaid Principal Balance	654	105
Specific Allowance	458	59
Average Investment in Impaired Loans	740	386
Interest Income Recognized	13	10
Loans with a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	4,397	6,449
Unpaid Principal Balance	4,397	6,449
Specific Allowance	916	1,799
Average Investment in Impaired Loans	4,267	5,558
Interest Income Recognized	230	278
Loans with a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	3	81
Interest Income Recognized	0	0
Loans with a specific valuation allowance | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
Average Investment in Impaired Loans	28	0
Interest Income Recognized	$ 0	$ 0

Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	3	5
Year Ended December 31, 2011	$ 152	$ 91
Year Ended December 31, 2011	68	58
Interest Only	0	0
Term	0	58
Combination	68	0
Total Modification	68	58
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	3	5
Year Ended December 31, 2011	464	716
Year Ended December 31, 2011	339	315
Interest Only	0	0
Term	339	315
Combination	0	0
Total Modification	339	315
Residential
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Interest Only	0	0
Term	0	0
Combination	0	0
Total Modification	0	0
Consumer
Financing Receivable, Modifications [Line Items]
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Year Ended December 31, 2011	0	0
Interest Only	0	0
Term	0	0
Combination	0	0
Total Modification	$ 0	$ 0

Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 26,189	$ 24,651
Less accumulated depreciation	(15,804)	(14,847)
Net premises and equipment	10,385	9,804
Land, Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,873	12,710
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	264	264
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	10,075	9,724
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,977	$ 1,953

Interest Bearing Deposits - Additioanal Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Bearing Deposit [Line Items]
Time Deposits, $100,000 or More	$ 27.5	$ 39.5

Maturities of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Bearing Deposit [Line Items]
2013	$ 50,809
2014	20,186
2015	9,487
2016	7,687
2017	4,641
Thereafter	7,015
Time deposits maturities, after next twelve months	$ 99,825

Borrowing - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 30,100,000	$ 25,100,000
Loans pledged as collateral	110,700,000	98,000,000
Cash management lines of credit, additional borrowings	15,000,000	15,000,000
Securities sold under agreements to repurchase	10,681,000	9,968,000
Security owned and pledged as collateral, fair value	$ 9,200,000	$ 15,200,000
Federal Home Loan one
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from	3.08%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to	6.65%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate	4.95%
Federal Home Loan two
Short-term Debt [Line Items]
Federal home loan bank, advances, branch of FHLB bank, interest rate, range from		3.08%
Federal home loan bank, advances, branch of FHLB bank, interest rate, range to		7.20%
Federal home loan bank, advances, branch of FHLB bank, weighted average interest rate		3.62%

Advances of Federal Home Loan Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Advances from federal home loan banks	$ 32,439	$ 32,951
Federal Home Loan one
Short-term Debt [Line Items]
Advances from federal home loan banks	32,439	0
Federal Home Loan two
Short-term Debt [Line Items]
Advances from federal home loan banks	$ 0	$ 32,951

Annual Principal Payments on Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Short-term Debt [Line Items]
2013	$ 5,412
2014	239
2015	178
2016	6,172
2017	20,134
Thereafter	304
Federal home loan bank, advances	$ 32,439

Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Balance outstanding at year end	$ 10,681	$ 9,968
Average daily balance during the year	11,525	13,020
Average interest rate during the year	0.15%	0.18%
Maximum month-end balance during the year	$ 13,706	$ 15,704
Weighted-average interest rate at year end	0.15%	0.18%

Subordinated Debentures - Additional Information (Detail) (Subordinated Debentures, USD $) In Millions, unless otherwise specified	1 Months Ended
Dec. 31, 2005
Subordinated Debentures
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated long-term debt	$ 4
Debt instrument maturity date year	2035
Debt instrument, interest rate, stated percentage	6.25%
Mandatorily redeemable debt securities	$ 4
Subordinated debenture variable interest rate	1.35%
Libor rate	0.30%

Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Taxes currently payable									$ 435	$ 898
Deferred income taxes									(111)	(44)
Income Tax Benefits	$ 123	$ 118	$ 234	$ 71	$ 260	$ 260	$ 168	$ 166	$ 546	$ 854

Reconciliation of Income Tax Expense at Statutory Rate to Company's Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Computed at the statutory rate (34%)									$ 1,001	$ 1,341
(Decrease) increase resulting from Tax exempt interest									(231)	(356)
Earnings on bank-owned life insurance - net									(156)	(187)
Other									(68)	56
Actual tax expense	$ 123	$ 118	$ 234	$ 71	$ 260	$ 260	$ 168	$ 166	$ 546	$ 854

Tax Effects of Temporary Differences Related to Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for loan losses	$ 371	$ 497
Stock based compensation	333	292
Allowance for losses on foreclosed real estate	101	182
Deferred compensation	655	668
Employee benefit expense	553	459
Intangible assets	54	66
Non-accrual loan interest	58	0
Alternative minimum taxes	79	186
Total deferred tax assets	2,204	2,350
Deferred tax liabilities
Depreciation	(277)	(280)
Deferred loan costs, net	(234)	(249)
Accretion	(8)	(20)
FHLB stock dividends	(583)	(583)
Mortgage servicing rights	(38)	(57)
Unrealized gains on securities available for sale	(177)	(252)
Total deferred tax liabilities	(1,317)	(1,441)
Net deferred tax asset	$ 887	$ 909

Components of Accumulated Other Comprehensive Loss Included in Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss) [Line Items]
Net unrealized gain on securities available-for-sale	$ 524	$ 744
Net unrealized loss for unfunded status of defined benefit plan liability	(2,169)	(2,137)
Accumulated other comprehensive income (Loss), before taxes, total	(1,645)	(1,393)
Tax effect	558	473
Net-of-tax amount	$ (1,087)	$ (920)

Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Entities
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 44,113	$ 44,206
Total Capital, Actual Ratio	14.90%	14.60%
Total Capital, For Capital Adequacy Purposes Amount	23,748	24,172
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier I Capital, Actual Amount	41,396	41,280
Tier I Capital, Actual Ratio	14.00%	13.70%
Tier I Capital, For Capital Adequacy Purposes Amount	11,874	12,086
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), Actual Amount	41,396	41,280
Tier I Capital (to Average Assets), Actual Ratio	9.60%	9.70%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,342	16,972
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Citizens
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	40,584	40,387
Total Capital, Actual Ratio	13.70%	13.40%
Total Capital, For Capital Adequacy Purposes Amount	23,680	24,120
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	29,601	30,150
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	37,867	37,461
Tier I Capital, Actual Ratio	12.80%	12.40%
Tier I Capital, For Capital Adequacy Purposes Amount	11,840	12,060
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,760	18,090
Tier I Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	37,867	37,461
Tier I Capital (to Average Assets), Actual Ratio	8.50%	9.00%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	17,889	16,623
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 22,361	$ 20,779
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%

Related Party Transactions - Addtional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposits from related parties	$ 32.7	$ 1.3

Summary of Loans Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Due From Related Parties [Line Items]
Aggregate balance - January 1	$ 7,633	$ 8,846
New loans	496	352
Repayments	(2,935)	(1,565)
Aggregate balance - December 31	$ 5,194	$ 7,633

Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefit Plans [Line Items]
Employer contribution	$ 235,000	$ 250,000
Estimated net loss and prior service cost for the defined benefit pension plan	170,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	836,000
Employee stock ownership plan ESOP allocated shares Fair value	1,055,000
Share-based compensation arrangement by share-based payment award, shares purchased for award	354,551
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased		$ 9.64
Stockholders' equity, period increase (decrease)	3,400,000
Employee stock ownership plan (ESOP), compensation expense	195,000	203,000
Employer contribution expected amount	200,000
Defined benefit postretirement life insurance
Benefit Plans [Line Items]
Accumulated benefit obligation	$ 1,300,000	$ 1,200,000

Information About the Plan's Funded Status and Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligation
Beginning of year	$ (4,163)	$ (3,312)
Service cost	(357)	(304)
Interest cost	(179)	(173)
Actuarial loss	(364)	(772)
Benefits paid	232	398
End of year	(4,831)	(4,163)
Change in fair value of plan assets
Beginning of year	2,813	2,969
Actual return on plan assets	389	(8)
Employer contribution	235	250
Benefits paid	(232)	(398)
End of year	3,205	2,813
Funded status at end of year	$ (1,626)	$ (1,350)

Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 2,154	$ 2,107
Unamortized prior service cost	15	30
Defined benefit plan, accumulated other comprehensive income (Loss), after tax	$ 2,169	$ 2,137

Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 4,831	$ 4,163
Accumulated benefit obligation	3,298	2,806
Fair value of plan assets	$ 3,205	$ 2,813

Pension Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic benefit cost
Service cost	$ 357	$ 304
Interest cost	179	173
Expected return on plan assets	(227)	(239)
Amortization of prior service cost	15	15
Amortization of net loss	154	66
Net periodic benefit cost	$ 478	$ 319

Summary of Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Weighted-average assumptions used to determine benefit obligation:
Discount rate	3.61%	4.40%
Rate of compensation increase	3.00%	3.00%
Weighted-average assumptions used to determine benefit cost:
Discount rate	4.40%	5.54%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%

Summary of Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2013	$ 161
2014	97
2015	111
2016	485
2017	379
2018-2019	2,093
Total	$ 3,326

Target Asset Allocation Percentages (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Large-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 60%	Not to exceed 60%
SMID-Cap stocks
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 20%	Not to exceed 20%
International equity securities
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 15%	Not to exceed 15%
Fixed income investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 40%	Not to exceed 40%
Alternative investments
Defined Benefit Plan Plan Assets At Fair Value Valuation Techniques and Inputs [Line Items]
Defined benefit plan, target allocation percentage	Not to exceed 20%	Not to exceed 20%

Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity Securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	76.40%	76.70%
Debt Securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	23.00%	22.40%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	0.60%	0.90%

Fair Values of Company's Pension Plan By Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	$ 3,205	$ 2,813	$ 2,969
Total Fair Value
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	3,206	2,813
Total Fair Value | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	16	25
Total Fair Value | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	240	187
Total Fair Value | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	33	31
Total Fair Value | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	1,279	1,138
Total Fair Value | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	873	776
Total Fair Value | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	29	26
Total Fair Value | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	639	544
Total Fair Value | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	97	86
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	3,206	2,813
Fair Value, Inputs, Level 1 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	16	25
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	240	187
Fair Value, Inputs, Level 1 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	33	31
Fair Value, Inputs, Level 1 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	1,279	1,138
Fair Value, Inputs, Level 1 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	873	776
Fair Value, Inputs, Level 1 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	29	26
Fair Value, Inputs, Level 1 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	639	544
Fair Value, Inputs, Level 1 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	97	86
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year
Fair Value, Inputs, Level 2 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 2 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Mutual money market
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Real estate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Large Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Small and Mid Cap
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | Commodities
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year
Fair Value, Inputs, Level 3 | Core bond
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	0	0
Fair Value, Inputs, Level 3 | High yield corporate
Schedule Of Fair Value Of Plan Assets [Line Items]
Beginning of year	$ 0	$ 0

Share Information for the ESOP (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	124,660	109,971
Shares released for allocation during the year	23,635	23,639
Shares distributed due to retirement/diversification	(14,748)	(8,950)
Unearned shares	189,082	212,718
Total ESOP shares	322,629	124,660
Fair value of unearned shares at December 31	$ 1,184,000	$ 1,800,000

Stock Option and Restricted Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan
Number of shares authorized under plan			500,000
Maximum number of shares shares base stock option award granted to per employee			25,000
Stock option awards vest period				9 years 3 months
Share based compensation arrangement by share based payment award, award contractual period				9 years 6 months
Share-based compensation expense	$ 213,000	$ 200,000
Employee service share-based compensation, tax benefit from compensation expense	72,000	68,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	$ 926,000	$ 955,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period	6 years 2 months 12 days

A Summary of Option Activity Under Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Shares
Outstanding, beginning of year	53,714
Granted	0
Exercised	0
Forfeited or expired	0
Outstanding, end of year	53,714
Exercisable, end of year	0
Weighted - Average Exercise Price
Outstanding, beginning of year	$ 10.34
Granted	$ 0
Exercised	$ 0
Forfeited or expired	$ 0
Outstanding, end of year	$ 10.34
Exercisable, end of year	$ 0
Weighted - Average Remaining Contractual Term (Years)
Weighted average remaining contractual term	2 years 2 months 12 days
Exercisable, end of year	0 years
Aggregate Intrinsic Value
Outstanding, end of year	$ 0
Exercisable, end of year	$ 0

A Summary of Status Company's Nonvested Restricted Shares (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Shares
Nonvested, beginning of year	170,000
Granted	15,000
Vested	(10,000)
Forfeited	0
Nonvested, end of year	175,000
Weighted - Average Grant-Date Fair Value
Nonvested, beginning of year	$ 8.35
Granted	$ 9.43
Vested	$ 8.4
Forfeited	$ 0
Nonvested, end of year	$ 8.44

Earnings Per Share - Additional Information (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	53,714	53,714
Share-based compensation arrangement by share-based payment award, options, outstanding, Period Increase (decrease), weighted average exercise price	$ 10.34	$ 10.34

Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 455	$ 451	$ 731	$ 761	$ 800	$ 801	$ 752	$ 738	$ 2,398	$ 3,091
Dividends on non-vested restricted stock									(74)	(95)
Net income allocated to stockholders									$ 2,324	$ 2,996
Basic earnings per share
Income available to common stockholders									4,780,866	4,754,739
Basic earnings per common share	$ 0.1	$ 0.09	$ 0.15	$ 0.15	$ 0.17	$ 0.16	$ 0.15	$ 0.15	$ 0.49	$ 0.63
Diluted
Income available to common stockholders and assumed conversions									4,846,247	4,795,806
Diluted earnings per common share	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.15	$ 0.15	$ 0.48	$ 0.62
Restricted stock awards									65,381	41,067

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 24,070	$ 64,168
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	10,759	17,817
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	24	13
Fair Value, Inputs, Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	24	13
Fair Value, Inputs, Level 2 | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	24,070	64,168
Fair Value, Inputs, Level 2 | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 10,759	$ 17,817

Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	$ 3,573	$ 1,746
Foreclosed assets held for sale	736	415
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Collateral dependent impaired loans	3,573	1,746
Foreclosed assets held for sale	$ 736	$ 415

Quantitative Information About Unobservable Inputs Used in Recurring and Nonrecurring Level 3 Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Foreclosed Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at 12/31/12	$ 736
Valuation Technique	Market comparable properties
Unobservable Inputs	Comparability adjustments
Collateral Dependent Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at 12/31/12	$ 3,573
Valuation Technique	Market comparable properties
Unobservable Inputs	Marketability discount
Collateral Dependent Impaired Loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	10.00%
Collateral Dependent Impaired Loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range (Weighted Average)	35.00%

Estimated Fair Values of Company's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 75,108	$ 15,681	$ 10,935
Held-to-maturity securities	2,768	4,450
Loans, net of allowance	293,774	281,526
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,076	1,410
Financial liabilities
Deposits	350,416	328,540
Short term borrowings	10,681	9,968
Federal Home Loan Bank advances	32,439	32,951
Subordinated debentures	4,000	4,000
Interest payable	193	234
Financial assets, Fair Value
Available-for-sale Securities, Approximate Fair Value	34,853	81,998
Held-to-maturity securities	2,840	4,597
Fair Value, Inputs, Level 1
Financial assets
Cash and cash equivalents	75,108	15,681
Held-to-maturity securities	0	0
Loans, net of allowance	0	0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	0	0
Fair Value, Inputs, Level 2
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	2,840	4,597
Loans, net of allowance	0	0
Federal Home Loan Bank stock	4,810	4,810
Accrued interest receivable	1,076	1,410
Financial liabilities
Deposits	346,761	313,817
Short term borrowings	10,681	9,995
Federal Home Loan Bank advances	35,649	35,617
Subordinated debentures	3,712	3,632
Interest payable	193	234
Fair Value, Inputs, Level 3
Financial assets
Cash and cash equivalents	0	0
Held-to-maturity securities	0	0
Loans, net of allowance	295,134	283,055
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Short term borrowings	0	0
Federal Home Loan Bank advances	0	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0

Commitments and Credit Risk - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Credit Risk [Line Items]
Loans and leases receivable, commitments, variable rates	$ 7,800,000	$ 11,000,000
Minimum
Commitments and Credit Risk [Line Items]
Time to fund mortagage loan	60 days
Maximum
Commitments and Credit Risk [Line Items]
Time to fund mortagage loan	90 days
Commercial Lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	13,000,000	32,400,000
Consumer lines
Commitments and Credit Risk [Line Items]
Lines Of credit granted	11,100,000	30,000,000
Standby letters of credit
Commitments and Credit Risk [Line Items]
Letters of credit outstanding, amount	150,000	962,000
Commercial Real Estate Other Receivable
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	64.50%	64.50%
Installment laons
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	10.70%	13.80%
Real estate loans
Commitments and Credit Risk [Line Items]
Concentration risk percentage credit risk loan products	24.80%	21.70%
Deposits with Federal Reserve Bank of Cleveland	$ 69,800,000	$ 10,400,000

Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 75,108	$ 15,681	$ 10,935
Corporate owned life insurance	11,034	10,672
Other assets	1,544	1,836
Total assets	438,354	415,566
Liabilities and Stockholders Equity
Subordinated debentures	4,000	4,000
Stockholders equity	36,626	36,182	35,581
Total liabilities and stockholders' equity	438,354	415,566
Parent Company
Assets
Cash and cash equivalents	1,438	1,820	1,812
Investment in the Bank	38,529	38,393
Corporate owned life insurance	291	272
Other assets	1,996	1,583
Total assets	42,254	42,068
Liabilities and Stockholders Equity
Subordinated debentures	4,000	4,000
Other liabilities	1,628	1,886
Stockholders equity	36,626	36,182
Total liabilities and stockholders' equity	$ 42,254	$ 42,068

Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Operating Income
General, Administrative and Other Expenses	$ 3,570	$ 3,482	$ 3,180	$ 3,234	$ 3,036	$ 3,300	$ 3,473	$ 3,294
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	578	569	965	832	1,060	1,061	920	904	2,944	3,945
Income Tax Benefits	123	118	234	71	260	260	168	166	546	854
Net Income	455	451	731	761	800	801	752	738	2,398	3,091
Comprehensive Income									2,231	2,878
Parent Company
Operating Income
Dividends from subsidiary									3,511	4,448
Interest and dividend income from securities and federal funds									19	0
Total operating income									3,530	4,448
General, Administrative and Other Expenses									2,027	1,959
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,503	2,489
Income Tax Benefits									614	572
Income Before Equity in Undistributed Income of Subsidiary									2,117	3,061
Equity in Undistributed Income of Subsidiary									281	30
Net Income									2,398	3,091
Comprehensive Income									$ 2,231	$ 2,878

Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Activities
Net income	$ 2,398	$ 3,091
Items not requiring (providing) cash
Depreciation and amortization	946	963
Amortization of ESOP and share-based compensation plans	195	203
Other assets	599	391
Net cash provided by operating activities	5,599	6,237
Financing Activities
Purchase of treasury stock	(63)	0
Net cash provided by (used in) financing activities	19,883	(11,960)
Net Change in Cash and Cash Equivalents	59,427	4,746
Cash and Cash Equivalents, Beginning of Year	15,681	10,935
Cash and Cash Equivalents, End of Year	75,108	15,681
Parent Company
Operating Activities
Net income	2,398	3,091
Items not requiring (providing) cash
Depreciation and amortization	12	12
Equity in Undistributed Income of Subsidiary	(281)	(30)
Amortization of ESOP and share-based compensation plans	408	403
Other assets	(724)	(788)
Net cash provided by operating activities	1,813	2,688
Financing Activities
Dividends paid to stockholders	(2,253)	(2,988)
Proceeds from purchases of common stock by the dividend reinvestment plan	0	236
Purchase of treasury stock	(63)	0
Shares purchased for deferred compensation plan	121	72
Net cash provided by (used in) financing activities	(2,195)	(2,680)
Net Change in Cash and Cash Equivalents	(382)	8
Cash and Cash Equivalents, Beginning of Year	1,820	1,812
Cash and Cash Equivalents, End of Year	$ 1,438	$ 1,820

Summarize the Company's Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Data [Line Items]
Total interest income	$ 4,593	$ 4,548	$ 4,630	$ 4,691	$ 4,890	$ 5,071	$ 5,212	$ 5,038
Total interest expense	883	952	994	1,032	1,090	1,141	1,220	1,256	3,861	4,707
Net interest income	3,710	3,596	3,636	3,659	3,800	3,930	3,992	3,782	14,601	15,504
Provision for loan losses	359	268	168	333	425	401	494	648	1,128	1,968
Other income	797	723	677	740	721	832	895	694	406	412
Gain on sale of securities - net	0	0	0	0	0	0	0	370
General, Administrative and Other Expenses	3,570	3,482	3,180	3,234	3,036	3,300	3,473	3,294
Income before income taxes	578	569	965	832	1,060	1,061	920	904	2,944	3,945
Federal income taxes	123	118	234	71	260	260	168	166	546	854
Net income	$ 455	$ 451	$ 731	$ 761	$ 800	$ 801	$ 752	$ 738	$ 2,398	$ 3,091
Earnings per share
Basic	$ 0.1	$ 0.09	$ 0.15	$ 0.15	$ 0.17	$ 0.16	$ 0.15	$ 0.15	$ 0.49	$ 0.63
Diluted	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.15	$ 0.15	$ 0.48	$ 0.62